Schwab Investments
Schwab Tax-Free Bond Fund

Portfolio Holdings as of November 30, 2024 (Unaudited)
 .
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 98.9% OF NET ASSETS
ALABAMA 2.7%
Black Belt Energy Gas District
Gas RB Series 2022C1	5.25%	06/01/25	1,175,000	1,183,447
Gas RB Series 2022D1	4.00%	07/01/52 (a)	4,000,000	4,053,368
Energy Southeast Cooperative District
Energy Supply RB Series 2024B	5.25%	07/01/54 (a)	2,000,000	2,181,013
Jefferson Cnty
Sewer RB Series 2024	5.25%	10/01/49 (a)	2,500,000	2,717,860
Southeast Energy Auth
RB Series 2021B	4.00%	12/01/51 (a)	2,000,000	2,036,606
RB Series 2022A1	5.50%	01/01/53 (a)	2,000,000	2,160,776
The Southeast Alabama Gas District
Gas Supply Refunding RB Series 2024B	5.00%	06/01/49 (a)	1,500,000	1,606,518
				15,939,588
ALASKA 0.1%
Valdez
Refunding RB (Exxon Pipeline) Series 2001	3.20%	12/01/29 (a)(b)	450,000	450,000
Refunding RB (ExxonMobil) Series 1993B	3.20%	12/01/33 (a)(b)	300,000	300,000
				750,000
ARIZONA 1.3%
Arizona IDA
RB Series 2023A	5.00%	11/01/28 (a)	2,500,000	2,657,508
Revolving Fund RB Series 2024A	5.00%	11/01/54 (a)	850,000	914,657
Chandler Industrial Development Auth
IDRB (Intel Corp) Series 2019	4.00%	06/01/49 (a)(c)	1,750,000	1,769,963
IDRB (Intel Corp) Series 2022	5.00%	09/01/42 (a)	2,000,000	2,055,149
				7,397,277
CALIFORNIA 9.4%
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2022A	0.00%	10/01/49 (a)(d)	1,500,000	882,954
Bay Area Toll Auth
Toll Bridge RB Series 2021C (SIFMA Municipal Swap Index + 0.45%)	3.31%	04/01/56 (a)(e)	5,000,000	4,980,241
California
GO Bonds	4.00%	08/01/36 (a)	2,000,000	2,151,345

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
California Community Choice Financing Auth
Clean Energy RB Series 2024C	5.00%	08/01/55 (a)	1,000,000	1,084,091
RB (Deutsche Bank) Series 2023C	5.25%	01/01/54 (a)(c)	3,000,000	3,231,224
California Educational Facilities Auth
RB (St Marys College) Series 2023A	5.50%	10/01/53 (a)	300,000	320,107
California Health Facilities Financing Auth
RB (CommonSpirit Health) Series 2024A	5.00%	12/01/38 (a)	1,150,000	1,322,592
RB (Kaiser Permanente) Series 2017A2	4.00%	11/01/44 (a)	1,500,000	1,502,472
California Public Finance Auth
RB (PIH Health) Series 2024A	5.00%	06/01/39 (a)	1,625,000	1,828,302
Sr RB (The James) Series 2024A	6.50%	06/01/54 (a)	4,750,000	4,793,486
California Statewide Communities Development Auth
Hospital Refunding RB (Univ of Southern California) Series 2018	5.00%	01/01/25	1,000,000	1,001,603
RB (Loma Linda Univ Medical Center) Series 2016A	5.00%	12/01/36 (a)	1,500,000	1,526,315
RB (Loma Linda Univ Medical Center) Series 2018A	5.25%	12/01/43 (a)	1,065,000	1,105,581
Hastings Campus Housing Financing Auth
Campus Housing RB Series 2020A	5.00%	07/01/45 (a)	3,700,000	3,624,723
Los Angeles USD
GO Refunding Bonds Series 2024A	5.00%	07/01/31	5,000,000	5,789,980
Pasadena Public Financing Auth
Lease Refunding RB Series 2024	0.00%	06/01/44 (a)(f)	1,000,000	438,796
Lease Refunding RB Series 2024	0.00%	06/01/47 (a)(f)	825,000	307,811
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	2,960,000	3,190,741
Rancho Cucamonga Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/26 (a)	755,000	756,663
San Diego Cnty Regional Airport Auth
Sr Airport RB Series 2023B	5.00%	07/01/32	5,000,000	5,517,440
San Diego USD
GO Bonds Series 2008C	0.00%	07/01/35 (f)	1,300,000	919,131
GO Bonds Series 2010C	0.00%	07/01/31 (f)	1,250,000	1,022,948
GO Bonds Series 2010C	0.00%	07/01/32 (f)	1,500,000	1,183,493
GO Bonds Series 2010C	0.00%	07/01/33 (f)	1,000,000	760,530
San Francisco Airport Commission
RB 2nd Series 2019E	5.00%	05/01/39 (a)	2,450,000	2,564,327
RB 2nd Series 2019E	5.00%	05/01/40 (a)	425,000	443,698
RB 2nd Series 2022A	5.00%	05/01/30	800,000	867,096
RB 2nd Series 2022A	5.00%	05/01/31	1,695,000	1,851,842
				54,969,532
COLORADO 2.0%
Colorado Educational & Cultural Facilities Auth
Charter School RB (Loveland Classical Schools) Series 2023	4.75%	07/01/43 (a)(g)	610,000	625,101
Colorado Health Facilities Auth
RB (CommonSpirit Health) Series 2022A	5.00%	11/01/31	1,300,000	1,445,197
RB (CommonSpirit Health) Series 2022A	5.00%	11/01/32	1,500,000	1,684,929
RB (CommonSpirit Health) Series 2024A	5.00%	12/01/39 (a)	2,000,000	2,244,039
Denver
Airport System RB Series 2017A	5.00%	11/15/27	1,865,000	1,954,536
Airport System Sub RB Series 2023B	5.00%	11/15/31	2,000,000	2,178,690

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Airport System Sub RB Series 2023B	5.00%	11/15/32	1,000,000	1,092,145
Dedicated Tax RB Series 2018A-2	0.00%	08/01/31 (a)(f)	380,000	293,358
				11,517,995
CONNECTICUT 0.4%
Connecticut
GO Bonds Series 2020A	4.00%	01/15/37 (a)	2,000,000	2,067,248
GO Bonds Series 2024B	4.00%	01/15/41 (a)	500,000	511,760
				2,579,008
DISTRICT OF COLUMBIA 0.4%
Metropolitan Washington Airports Auth
Sr Lien Refunding RB (Dulles Metrorail) Series 2019A	5.00%	10/01/44 (a)	2,150,000	2,260,163
FLORIDA 6.6%
Florida Development Finance Corp
Healthcare Facilities RB (Tampa General Hospital) Series 2024B	5.00%	08/01/56 (a)	2,000,000	2,172,822
RB (Brightline Trains) Series 2024	5.50%	07/01/53 (a)	3,000,000	3,132,356
Florida Higher Educational Facilities Financing Auth
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/27	685,000	709,491
Florida Insurance Assistance Interlocal Agency
Insurance Assessment RB Series 2023A1	5.00%	09/01/25 (a)	2,750,000	2,760,819
Hialeah
RB Series 2022	5.00%	10/01/31	1,585,000	1,744,155
RB Series 2022	5.00%	10/01/37 (a)	2,360,000	2,576,855
Hillsborough Cnty IDA
Health System RB (Baycare Health) Series 2024C	5.00%	11/15/29	1,000,000	1,097,560
Health System RB (Baycare Health) Series 2024C	5.00%	11/15/34	1,500,000	1,747,916
Health System RB (Baycare Health) Series 2024C	4.13%	11/15/51 (a)	1,000,000	999,110
Jacksonville
Health Care Facilities Refunding RB (Baptist Health) Series 2017	5.00%	08/15/34 (a)	910,000	942,963
Lee Cnty Industrial Development Auth
Healthcare Facilities RB (Shell Point Obligated Group) Series 2024A	5.25%	11/15/54 (a)	3,000,000	3,171,619
Healthcare Facilities RB (Shell Point Obligated Group) Series 2024B2	4.38%	11/15/29 (a)	1,000,000	1,007,333
Healthcare Facilities RB (Shell Point Obligated Group) Series 2024B3	4.13%	11/15/29 (a)	1,000,000	1,007,357
Healthcare Facilities RB (Shell Point Obligated Group) Series 2024C	5.00%	11/15/44 (a)	3,000,000	3,175,998
Miami Beach Health Facilities Auth
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/25 (a)	250,000	250,198
Miami-Dade Cnty
Refunding RB Series 2020A	4.00%	10/01/37 (a)	2,205,000	2,235,842
Orange Cnty Health Facilities Auth
RB (Presbyterian Retirement Communities Inc) Series 2024	5.00%	08/01/29	910,000	973,077
RB (Presbyterian Retirement Communities Inc) Series 2024	5.00%	08/01/30	960,000	1,034,894
Pasco Cnty
RB (Moffitt Cancer Center) Series 2023A	5.75%	09/01/54 (a)	500,000	562,244
Seminole Cnty
Refunding RB Series 2022	5.00%	10/01/52 (a)	1,000,000	1,078,103
Tampa
Tax Allocation RB (Moffitt Cancer Center) Series 2020A	0.00%	09/01/35 (a)(f)	1,550,000	1,015,556
Tax Allocation RB (Moffitt Cancer Center) Series 2020A	0.00%	09/01/36 (a)(f)	800,000	501,119

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Tax Allocation RB (Moffitt Cancer Center) Series 2020A	0.00%	09/01/37 (a)(f)	855,000	511,231
Tax Allocation RB (Moffitt Cancer Center) Series 2020A	0.00%	09/01/38 (a)(f)	1,000,000	570,371
Tampa Bay Water
Utility System RB Series 2022	5.25%	10/01/47 (a)	1,500,000	1,677,752
Village Community Development District No 15
RB Series 2023	4.38%	05/01/33 (a)	395,000	408,122
RB Series 2023	4.85%	05/01/38 (a)	500,000	522,456
RB Series 2023	5.25%	05/01/54 (a)	495,000	514,349
Special Assessment RB Series 2024	3.75%	05/01/29	250,000	250,700
Special Assessment RB Series 2024	4.00%	05/01/34 (a)	250,000	251,589
Special Assessment RB Series 2024	4.55%	05/01/44 (a)	250,000	252,134
				38,856,091
GEORGIA 2.9%
Atlanta
Airport PFC & Sub Lien RB Series 2022D	5.00%	07/01/36 (a)	4,640,000	5,046,934
Columbia Cnty Hospital Auth
Revenue Anticipation Certificates (Wellstar Health System) Series 2023A	5.75%	04/01/53 (a)	500,000	567,327
Gainesville & Hall Cnty Hospital Auth
Revenue Anticipation Certificates (Northeast Georgia Health System) Series 2024	5.00%	10/15/34	500,000	572,575
Georgia State Road & Tollway Auth
Managed Lane System RB Series 2021A	4.00%	07/15/37 (a)	1,515,000	1,589,661
Main Street Natural Gas Inc
Gas Supply RB Series 2023A	5.00%	06/01/53 (a)	3,000,000	3,195,329
Gas Supply RB Series 2023B	5.00%	03/01/25	390,000	391,104
Gas Supply RB Series 2023D	5.00%	05/01/54 (a)	1,250,000	1,336,696
Gas Supply RB Series 2024B	5.00%	12/01/54 (a)	2,000,000	2,174,254
Gas Supply RB Series 2024C	5.00%	12/01/54 (a)(c)	2,000,000	2,144,431
				17,018,311
GUAM 0.2%
Guam Waterworks Auth
Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/38 (a)	500,000	551,253
Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/40 (a)	500,000	545,510
				1,096,763
HAWAII 0.3%
Hawaii
Airport System RB Series 2020A	4.00%	07/01/35 (a)	1,500,000	1,507,855
IDAHO 0.1%
Jerome Jt SD #261
GO Bonds Series 2022	5.25%	09/15/42 (a)(g)	500,000	560,805
ILLINOIS 10.5%
Bellwood Village
GO Refunding Bonds Series 2014	5.00%	12/01/32 (a)(h)	1,705,000	1,707,762
GO Refunding Bonds Series 2016B	5.00%	12/01/28 (a)	1,855,000	1,935,419

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Chicago
2nd Lien Wastewater Refunding RB Series 2024A	5.00%	01/01/40 (a)	1,000,000	1,116,922
GO Bonds Series 2019A	5.50%	01/01/35 (a)	1,450,000	1,536,698
GO Bonds Series 2023A	5.00%	01/01/34 (a)	1,000,000	1,065,519
GO Bonds Series 2023A	5.50%	01/01/39 (a)	1,500,000	1,615,258
GO Bonds Series 2024A	5.00%	01/01/44 (a)	2,250,000	2,318,956
GO Bonds Series 2024A	5.00%	01/01/45 (a)	2,000,000	2,055,824
Chicago Board of Education
ULT GO Bonds Series 2023A	5.00%	12/01/30	750,000	786,050
Chicago Housing Auth
GO Bonds Series 2018A	5.00%	01/01/27	1,000,000	1,039,023
GO Bonds Series 2018A	5.00%	01/01/28	1,000,000	1,058,427
Chicago Midway Airport
Sr Lien Airport Refunding RB Series 2023C	5.00%	01/01/36 (a)	2,500,000	2,714,386
Chicago O’Hare International Airport
OHare General Airport Sr Lien Refunding RB Series 2012A	5.00%	01/01/33 (a)	400,000	404,774
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/28 (a)	1,750,000	1,752,272
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/29 (a)	1,135,000	1,136,474
OHare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/31 (a)	1,000,000	1,016,100
Chicago Park District
LT GO Refunding Bonds Series 2023C	5.00%	01/01/37 (a)	600,000	656,850
Chicago Transit Auth Sales Tax
Sales Tax RB Series 2014	5.25%	12/01/49 (a)	3,000,000	3,004,730
Illinois
GO Bonds Series 2018	5.00%	05/01/31 (a)	1,000,000	1,051,928
GO Bonds Series 2019A	5.00%	11/01/27	2,500,000	2,633,979
GO Bonds Series 2020	5.50%	05/01/25	1,500,000	1,513,867
GO Bonds Series 2021A	4.00%	03/01/40 (a)	2,000,000	1,985,459
GO Bonds Series 2023B	5.50%	05/01/47 (a)	1,000,000	1,090,843
GO Bonds Series 2023B	4.50%	05/01/48 (a)	500,000	507,437
GO Bonds Series May 2024B	5.25%	05/01/45 (a)	500,000	549,681
GO Bonds Series May 2024B	4.25%	05/01/46 (a)	1,000,000	1,006,769
GO Bonds Series May 2024B	5.25%	05/01/47 (a)	2,250,000	2,456,250
GO Refunding Bonds Series 2016	5.00%	02/01/28 (a)	1,500,000	1,556,606
GO Refunding Bonds Series 2018B	5.00%	10/01/33 (a)	1,500,000	1,577,508
GO Refunding Bonds Series 2024	5.00%	02/01/25	5,000,000	5,013,113
GO Refunding Bonds Series 2024	5.00%	02/01/29	750,000	804,685
GO Refunding Bonds Series 2024	5.00%	02/01/30	1,150,000	1,250,820
Illinois Finance Auth
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/30 (a)	900,000	931,169
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/33 (a)	960,000	988,680
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/34 (a)	1,330,000	1,367,690
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/26	700,000	711,115
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/30 (a)	400,000	412,236
Illinois Toll Highway Auth
Toll Highway Sr RB Series 2015A	5.00%	01/01/37 (a)	2,100,000	2,124,316
Toll Highway Sr RB Series 2024A	5.00%	01/01/38 (a)	750,000	862,393
Kankakee River Metropolitan Agency
Sr Lien Sewage Treatment Facility Refunding RB Series 2016	5.00%	05/01/26	1,305,000	1,342,476
Metropolitan Pier & Exposition Auth
RB Series 2015A	5.00%	06/15/53 (a)	2,000,000	2,012,831

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Northern Illinois Univ
Auxiliary Facilities System RB Series 2021	5.00%	10/01/27	325,000	339,737
Auxiliary Facilities System RB Series 2021	5.00%	10/01/30	325,000	350,364
Auxiliary Facilities System Refunding RB Series 2020B	5.00%	04/01/29	400,000	425,219
				61,788,615
IOWA 0.9%
PEFA Inc
Gas RB Series 2019	5.00%	09/01/49 (a)(c)	5,000,000	5,124,515
KANSAS 0.5%
Johnson & Miami Cnty USD No. 230
GO Bonds Series 2018A	5.00%	09/01/31 (a)	2,575,000	2,741,178
KENTUCKY 1.1%
Kentucky
COP 2015	5.00%	06/15/25	400,000	403,806
Kentucky Public Energy Auth
Gas Supply Refunding RB Series 2024B	5.00%	01/01/55 (a)(c)	3,500,000	3,767,675
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2017A	3.25%	05/15/46 (a)	1,655,000	1,469,388
Northern Kentucky Univ
RB Series 2019A	3.00%	09/01/40 (a)(g)	750,000	663,054
				6,303,923
LOUISIANA 2.0%
East Baton Rouge Parish IDB
RB (ExxonMobil) Series 2010A	3.22%	08/01/35 (a)(b)	200,000	200,000
Louisiana Housing Corp M/F Revenue
S/F Mortgage RB Series 2023C	5.75%	12/01/53 (a)	1,780,000	1,938,359
Louisiana Offshore Terminal Auth
Port RB (LOOP LLC) Series 2007A	4.15%	09/01/27	3,000,000	3,033,908
Louisiana Public Facilities Auth
RB (Loyola Univ) Series 2023A	5.00%	10/01/38 (a)	1,000,000	1,076,050
Refunding RB (Ochsner Clinic Fdn) Series 2017	5.00%	05/15/27	500,000	519,886
Louisiana Stadium & Exposition District
Sr RB Series 2023A	5.25%	07/01/53 (a)	3,000,000	3,260,955
New Orleans
Public Improvement Bonds Series 2021A	5.00%	12/01/50 (a)	1,750,000	1,842,222
				11,871,380
MAINE 0.2%
Portland
General Airport Refunding RB Series 2019	5.00%	01/01/33 (a)	695,000	752,580
General Airport Refunding RB Series 2019	5.00%	01/01/34 (a)	620,000	670,340
				1,422,920
MARYLAND 0.9%
Baltimore Cnty
Metropolitan District GO Bonds 78th Issue	5.00%	02/01/46 (a)	2,000,000	2,032,097

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Maryland
GO Bonds 1st Series 2018A	3.13%	03/15/33 (a)	2,000,000	1,973,953
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Health System) Series 2020	4.00%	07/01/45 (a)	600,000	579,489
Washington Cnty
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/25 (h)	550,000	550,692
				5,136,231
MASSACHUSETTS 1.9%
Massachusetts Development Finance Agency
RB (Beth Israel Lahey Health) Series 2023M	5.00%	07/01/32	2,500,000	2,820,953
RB (Boston Medical Center) Series 2016E	5.00%	07/01/31 (a)	2,815,000	2,872,306
RB (Boston Medical Center) Series 2023G	5.00%	07/01/25	665,000	671,045
RB (Boston Medical Center) Series 2023G	5.00%	07/01/26	865,000	889,065
RB (Lahey Health System) Series 2015F	5.00%	08/15/28 (a)	950,000	960,125
RB (UMASS Memorial Health) Series 2016I	5.00%	07/01/36 (a)	1,815,000	1,847,658
Massachusetts HFA
S/F Housing RB Series 183	3.50%	12/01/46 (a)	435,000	433,611
S/F Housing RB Series 203	4.50%	12/01/48 (a)	765,000	770,395
				11,265,158
MICHIGAN 1.3%
Detroit Mich Downtown Dev Auth
Refunding RB Series 2024	5.00%	07/01/48 (a)	1,500,000	1,591,788
Great Lakes Water Auth
Water Supply System 2nd Lien RB Series 2022B	5.25%	07/01/47 (a)	2,000,000	2,186,941
Karegnondi Water Auth
RB Series 2014A	5.00%	11/01/25 (a)	1,100,000	1,101,209
Michigan Finance Auth
Sr RB (Provident Group HFH Energy LLC) Series 2024	5.00%	02/28/38 (a)	750,000	836,920
Sr RB (Provident Group HFH Energy LLC) Series 2024	5.00%	02/28/39 (a)	750,000	833,646
Michigan Housing Development Auth
S/F Mortgage RB Series 2015A	4.00%	06/01/46 (a)	50,000	50,000
Wayne Cnty Airport Auth
Airport RB Series 2014B	5.00%	12/01/32 (a)	550,000	550,335
Airport RB Series 2014B	5.00%	12/01/33 (a)	625,000	625,365
				7,776,204
MINNESOTA 0.2%
Duluth ISD #709
Refunding COP Series 2019C	5.00%	02/01/25 (g)	375,000	376,071
Minnesota Higher Educational Facilities Auth
RB (St. Thomas Univ) Series 2024A	5.00%	10/01/42 (a)	1,000,000	1,087,836
				1,463,907
MISSISSIPPI 0.3%
Mississippi Development Bank
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/25	1,000,000	1,015,828
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/26	590,000	610,485
				1,626,313

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MISSOURI 1.6%
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/35 (a)	1,000,000	1,042,391
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/36 (a)	1,050,000	1,093,347
Sr Living Facilities RB (Lutheran Sr Services) Series 2021	4.00%	02/01/42 (a)	910,000	863,264
Sr Living Facilities RB (Lutheran Sr Services) Series 2024A	5.25%	02/01/44 (a)	680,000	726,867
Sr Living Facilities RB (Lutheran Sr Services) Series 2024A	5.25%	02/01/48 (a)	1,250,000	1,321,613
Sr Living Facilities RB (Lutheran Sr Services) Series 2024A	5.25%	02/01/54 (a)	700,000	733,666
Missouri Housing Development Commission
S/F Mortgage RB Series 2017D	4.00%	05/01/47 (a)	315,000	315,465
S/F Mortgage RB Series 2018A	4.25%	05/01/49 (a)	770,000	776,686
St Louis
GO Bonds Series 2023A	5.00%	02/15/43 (a)	2,400,000	2,610,272
				9,483,571
MONTANA 0.5%
Montana Board of Housing
S/F Housing RB Series 2018A	4.00%	06/01/49 (a)	515,000	515,302
S/F Mortgage Bonds Series 2023B	6.00%	12/01/53 (a)	2,110,000	2,283,472
				2,798,774
NEBRASKA 0.7%
Boys Town Village
RB (Father Flanagan Boys Home) Series 2017	3.00%	09/01/28	2,615,000	2,616,804
Sarpy Cnty SD No 0037
GO Bonds Series 2022B	5.00%	12/15/27 (a)	1,500,000	1,529,729
				4,146,533
NEVADA 0.5%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/25	600,000	605,427
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/27	605,000	629,160
Clark Cnty SD
LT GO Bonds Series 2018A	4.00%	06/15/36 (a)	1,800,000	1,830,361
				3,064,948
NEW JERSEY 3.5%
Atlantic City
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/25	300,000	301,163
New Jersey Transportation Trust Fund Auth
Transportation Bonds Series 2023BB	5.00%	06/15/34 (a)	1,300,000	1,492,185
Transportation Bonds Series 2023BB	5.25%	06/15/50 (a)	2,000,000	2,208,877
Transportation Program Bonds Series 2023AA	4.25%	06/15/44 (a)	1,000,000	1,025,532
Transportation Program Bonds Series 2024AA	5.25%	06/15/41 (a)	2,500,000	2,870,268
Transportation Program Notes Series 2014 BB1	5.00%	06/15/33 (a)	3,500,000	3,743,313
Transportation System Bonds Series 2023A	4.25%	06/15/40 (a)	3,000,000	3,127,378
Transportation System Bonds Series 2024A	5.00%	06/15/36 (a)	2,500,000	2,876,225
Transportation System RB Series 2019BB	5.00%	06/15/44 (a)	1,000,000	1,044,293

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
New Jersey Turnpike Auth
Turnpike RB Series 2022B	4.25%	01/01/43 (a)	1,750,000	1,799,171
				20,488,405
NEW MEXICO 0.1%
New Mexico Mortgage Finance Auth
S/F Mortgage RB Series 2018B	4.00%	01/01/49 (a)	675,000	676,996
NEW YORK 11.8%
Metropolitan Transportation Auth
Transportation RB Series 2015A2	5.00%	11/15/45 (a)(c)	2,845,000	3,087,367
Transportation RB Series 2020C1	4.75%	11/15/45 (a)	1,200,000	1,241,855
Nassau Cnty Local Economic Assistance Corp
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/25 (a)	500,000	500,517
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/26 (a)	250,000	250,237
New York City
GO Bonds Fiscal 2013 Series A3	3.20%	10/01/40 (a)(b)(g)	380,000	380,000
GO Bonds Fiscal 2018 Series E-5	3.15%	03/01/48 (a)(b)(g)	830,000	830,000
GO Bonds Fiscal 2022 Series A1	4.00%	08/01/38 (a)	2,000,000	2,057,452
GO Bonds Fiscal 2024 Series D	4.00%	04/01/41 (a)	1,970,000	2,006,098
GO Bonds Fiscal 2025 Series C1	5.00%	09/01/27	2,000,000	2,126,307
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2011 Series FF1	3.20%	06/15/44 (a)(b)(g)	250,000	250,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/35 (a)	2,000,000	2,134,559
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/36 (a)	1,450,000	1,543,288
Future Tax Secured Sub Bonds Fiscal 2020 Series A2	5.00%	05/01/39 (a)	5,000,000	5,326,409
Future Tax Secured Sub Bonds Fiscal 2023 Series F1	5.00%	02/01/45 (a)	2,500,000	2,743,578
Future Tax Secured Sub Bonds Fiscal 2024 Series G1	5.00%	05/01/46 (a)	2,785,000	3,073,863
Future Tax Secured Sub Bonds Fiscal 2024 Series G1	4.13%	05/01/52 (a)	1,850,000	1,853,824
New York State Dormitory Auth
RB (Montefiore Obligated Group) Series 2024	5.25%	11/01/41 (a)	375,000	412,887
RB (Northwell Health) Series 2024A	4.00%	05/01/39 (a)	1,000,000	1,025,241
RB (Northwell Health) Series 2024A	5.25%	05/01/54 (a)	1,250,000	1,383,170
RB (Rochester Institute of Technology) Series 2022A	5.00%	07/01/39 (a)	1,000,000	1,110,436
RB (White Plains Hospital) Series 2024	5.00%	10/01/36 (a)	350,000	384,899
RB (White Plains Hospital) Series 2024	5.00%	10/01/37 (a)	500,000	547,520
RB (White Plains Hospital) Series 2024	5.25%	10/01/49 (a)	750,000	808,160
State Personal Income Tax RB Series 2019A	5.00%	03/15/46 (a)	5,000,000	5,282,800
State Personal Income Tax RB Series 2019D	5.00%	02/15/48 (a)	3,000,000	3,171,738
New York State Thruway Auth
General RB Series O	4.00%	01/01/40 (a)	1,865,000	1,895,680
General RB Series P	5.00%	01/01/38 (a)	500,000	577,134
New York State Urban Development Corp
State Personal Income Tax RB Series 2020C	3.00%	03/15/48 (a)	1,060,000	880,453
New York Transportation Development Corp
Special Facilities RB (JFK Airport - New Terminal 1) Series 2023	5.50%	06/30/38 (a)	1,000,000	1,103,105
Special Facilities RB (JFK Airport - New Terminal 1) Series 2024	5.00%	06/30/54 (a)	3,250,000	3,380,923
Special Facilities RB (JFK Airport - New Terminal 1) Series 2024	5.50%	06/30/54 (a)	2,000,000	2,148,329

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Port Auth of New York & New Jersey
Consolidated Bonds 221st Series	5.00%	07/15/34 (a)	2,835,000	3,056,689
Consolidated Bonds 236th Series	5.00%	01/15/37 (a)	1,000,000	1,099,209
Consolidated Bonds 236th Series	5.00%	01/15/38 (a)	1,000,000	1,093,690
Consolidated Bonds 246th Series	5.00%	09/01/30	5,000,000	5,442,812
Triborough Bridge & Tunnel Auth
Sales Tax RB Series 2023A	4.00%	05/15/48 (a)	2,000,000	2,007,946
Sr Lien RB Series 2021A1	5.00%	05/15/51 (a)	3,000,000	3,212,921
				69,431,096
NORTH CAROLINA 2.4%
Brunswick Cnty
GO Bonds Series 2018	3.20%	08/01/34 (a)	2,230,000	2,210,134
Greater Asheville Regional Airport Auth
Airport System RB Series 2022A	5.50%	07/01/47 (a)	2,000,000	2,192,623
North Carolina Capital Facilities Finance Agency
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/25	500,000	503,452
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/26	1,735,000	1,768,702
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/30 (a)	1,000,000	1,008,058
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/31 (a)	1,305,000	1,313,845
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/32 (a)	1,255,000	1,262,120
North Carolina Medical Care Commission Retirement Facilities
Retirement Facilities 1st Mortgage RB (Carolina Meadows) Series 2024	5.25%	12/01/54 (a)	2,385,000	2,571,565
Retirement Facilities 1st Mortgage RB (United Methodist Retirement Homes) Series 2024A	5.13%	10/01/54 (a)	1,000,000	1,038,128
				13,868,627
NORTH DAKOTA 0.1%
West Fargo
Refunding Bonds Series 2019B	4.00%	05/01/25	400,000	401,432
OHIO 2.0%
Buckeye Tobacco Settlement Financing Auth
Tobacco Settlement Refunding Bonds Series 2020A-2	5.00%	06/01/34 (a)	5,000,000	5,327,610
Cleveland
Airport System RB Series 2019B	5.00%	01/01/26	1,045,000	1,062,543
Columbus
ULT GO Bonds Series 2017A	3.15%	04/01/35 (a)	2,500,000	2,467,875
Ohio State Air Quality Development Auth
Refunding RB (American Electric Power Company Inc) Series 2005B	3.70%	07/01/28	2,000,000	1,988,879
Ohio Water Development Auth
Water Pollution Control Fund RB Series 2024C	3.15%	12/01/54 (a)(b)(g)	700,000	700,000
				11,546,907
OKLAHOMA 0.2%
Norman Regional Hospital Auth
Hospital RB Series 2019	5.00%	09/01/45 (a)	1,050,000	1,029,896
Oklahoma Development Finance Auth
Lease RB Series 2014A	4.00%	06/01/27 (a)	29,000	29,014
				1,058,910

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
OREGON 1.6%
Astoria Hospital Facilities Auth
RB (Columbia Memorial Hospital) Series 2024	5.25%	08/01/49 (a)	750,000	809,063
Forest Grove
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/25	145,000	145,555
Gresham-Barlow SD #10Jt
GO Bonds Series 2019	0.00%	06/15/34 (a)(f)(g)	300,000	206,740
GO Bonds Series 2019	0.00%	06/15/35 (a)(f)(g)	265,000	174,736
GO Bonds Series 2019	0.00%	06/15/36 (a)(f)(g)	420,000	264,703
GO Bonds Series 2019	0.00%	06/15/37 (a)(f)(g)	500,000	300,842
Lane Cnty SD
GO Bonds Series 2023	0.00%	06/15/38 (a)(f)(g)	750,000	413,420
Port of Portland Airport
Airport RB Series 27A	4.00%	07/01/39 (a)	2,000,000	1,999,973
Seaside
Transient Lodging Tax RB Series 2018	5.00%	12/15/37 (a)	1,875,000	1,997,255
Umatilla SD #6R
GO Bonds Series 2017	5.00%	06/15/29 (a)(g)	340,000	359,473
GO Bonds Series 2017	5.00%	06/15/30 (a)(g)	300,000	316,464
GO Bonds Series 2017	5.00%	06/15/32 (a)(g)	350,000	368,147
GO Bonds Series 2017	5.00%	06/15/33 (a)(g)	520,000	546,720
GO Bonds Series 2017	5.00%	06/15/34 (a)(g)	350,000	367,644
GO Bonds Series 2017	5.00%	06/15/35 (a)(g)	410,000	429,801
GO Bonds Series 2023B	0.00%	06/15/53 (a)(f)(g)	1,600,000	392,371
				9,092,907
PENNSYLVANIA 3.4%
Lancaster Cnty Hospital Auth
RB (Penn State Health) Series 2021	5.00%	11/01/46 (a)	1,000,000	1,046,771
Pennsylvania Economic Development Financing Auth
Solid Waste Disposal RB (Republic Services Inc) Series 2019B	3.85%	04/01/49 (a)(c)	1,750,000	1,747,535
Pennsylvania Higher Educational Facilities Auth
Higher Education Facilities RB Series 2024B1	5.25%	11/01/40 (a)	1,000,000	1,129,527
Higher Education Facilities RB Series 2024B1	4.00%	11/01/42 (a)	2,000,000	1,956,388
Pennsylvania State Turnpike Commission
RB Series 2014A	5.00%	12/01/44 (a)(h)	3,000,000	3,000,133
RB Series 2022B	5.00%	12/01/47 (a)	1,000,000	1,094,104
RB Series 2022B	5.25%	12/01/52 (a)	750,000	827,223
Sub RB Series 2021B	4.00%	12/01/51 (a)	3,400,000	3,322,664
Philadelphia
GO Refunding Bonds Series 2019A	5.00%	08/01/25	745,000	754,524
Philadelphia Redevelopment Auth Financing Corp
RB Series 2023B	5.00%	09/01/43 (a)	3,000,000	3,256,991
Pocono Mountains Park Auth
Hospital RB (St Luke’s Hospital) Series 2015A	5.00%	08/15/40 (a)	2,000,000	2,003,941
				20,139,801
PUERTO RICO 0.6%
Puerto Rico Sales Tax Financing Corp
Restructured Sales Tax Bonds Series 2019A1	5.00%	07/01/58 (a)	3,321,000	3,335,991

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RHODE ISLAND 0.7%
Rhode Island Health & Educational Building Corp
Higher Education Facility RB (Bryant Univ) Series 2024	5.00%	06/01/42 (a)	2,030,000	2,243,775
Hospital Financing RB (Lifespan Obligated Group) Series 2024	5.00%	05/15/38 (a)	750,000	825,166
Hospital Financing RB (Lifespan Obligated Group) Series 2024	5.00%	05/15/39 (a)	600,000	658,731
Hospital Financing RB (Lifespan Obligated Group) Series 2024	5.00%	05/15/44 (a)	565,000	606,293
				4,333,965
SOUTH CAROLINA 1.4%
South Carolina Jobs Economic Development Auth
Health Care Facilities RB (Novant Health) Series 2024A	4.25%	11/01/47 (a)	3,000,000	2,989,768
South Carolina Public Service Auth
Refunding RB Series 2020A	4.00%	12/01/40 (a)	4,000,000	4,030,929
Refunding RB Series 2024B	4.13%	12/01/44 (a)	1,100,000	1,112,960
				8,133,657
SOUTH DAKOTA 0.3%
Clay Cnty
GO Bonds Series 2023	4.25%	12/01/48 (a)	1,000,000	1,011,675
South Dakota Health & Educational Facilities Auth
RB Series 2015	5.00%	11/01/26 (a)	1,000,000	1,016,891
				2,028,566
TENNESSEE 1.1%
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
Educational Facilities RB (Belmont Univ) Series 2023	5.25%	05/01/48 (a)	1,500,000	1,649,963
Metropolitan Nashville Airport Auth
RB Series 2022B	5.25%	07/01/47 (a)	1,500,000	1,612,051
RB Series 2022B	5.50%	07/01/52 (a)	1,250,000	1,355,547
Shelby Cnty Health, Educational & Housing Facilities Board
Health Care Refunding (Baptist Memorial Health Care) RB Series 2024B	5.00%	09/01/49 (a)(c)	1,000,000	1,066,061
Tennessee Housing Development Agency Home Ownership
Residential Finance Program Bonds Series 2023-3A	6.25%	01/01/54 (a)	495,000	540,974
				6,224,596
TEXAS 13.6%
Allen
GO Revenue & Refunding Bonds Series 2024	5.00%	08/15/37 (a)	1,000,000	1,139,571
Austin
Airport System RB Series 2022	5.00%	11/15/32	500,000	546,073
Airport System RB Series 2022	5.25%	11/15/47 (a)	2,500,000	2,694,564
Central Texas Regional Mobility Auth
Sr Lien RB Series 2015A	5.00%	01/01/27 (a)	1,100,000	1,112,167
Sr Lien RB Series 2015A	5.00%	01/01/30 (a)(h)	1,520,000	1,536,885
City of Alvin
Water & Sewer System RB Series 2023	4.00%	02/01/37 (a)	1,105,000	1,130,340
Clear Creek ISD
ULT GO Refunding Bonds Series 2015A	4.00%	02/15/33 (a)(g)	750,000	751,175

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Corpus Christi
Utility System Jr Lien RB Series 2022B	5.00%	07/15/47 (a)	4,000,000	4,318,759
Dallas
Sr Lien Special Tax RB (Kay Bailey Hutchison Convention Center) Series 2023	6.00%	08/15/53 (a)	5,000,000	5,016,428
Falls City ISD
ULT GO Bonds Series 2014	5.00%	08/15/30 (a)(g)	930,000	931,365
Fort Worth ISD
ULT GO Bonds Series 2023	4.00%	02/15/48 (a)(g)	3,000,000	3,009,101
Galveston
1st Lien RB Series 2023	6.00%	08/01/43 (a)	1,250,000	1,421,653
Georgetown ISD
ULT GO Bonds Series 2024	5.00%	02/15/35 (a)(g)	1,700,000	1,981,377
ULT GO Bonds Series 2024	4.25%	02/15/54 (a)(g)	1,500,000	1,525,040
Greater Texoma Utility Auth
RB Series 2023A	4.38%	10/01/53 (a)	2,000,000	2,026,181
RB Series 2024	5.00%	10/01/33	1,000,000	1,146,295
Greenwood ISD
ULT GO Bonds Series 2024	4.00%	02/15/54 (a)(g)	1,000,000	986,393
Gulf Coast IDA
RB (ExxonMobil) Series 2012	3.25%	11/01/41 (a)(b)	815,000	815,000
Harris Cnty Cultural Education Facilities Finance Corp
Medical Facilities RB (Baylor College of Medicine) Series 2024A	5.00%	05/15/29 (a)	2,000,000	2,168,130
Houston
Sub Lien Refunding RB Series 2018A	5.00%	07/01/25	1,000,000	1,007,940
Lower Colorado River Auth
Refunding RB (LCRA Transmission Services) Series 2016	5.00%	05/15/46 (a)	3,915,000	3,974,243
Lower Neches Valley Auth
RB (ExxonMobil) Series 2012	3.25%	05/01/46 (a)(b)	400,000	400,000
Lower Neches Valley Auth Industrial Development Corp
RB (ExxonMobil) Series 2010	3.25%	11/01/38 (a)(b)	600,000	600,000
McKinney
Waterworks & Sewer System RB Series 2022	5.00%	03/15/38 (a)	1,090,000	1,218,545
Newark Higher Education Finance Corp
Education RB (Orenda) Series 2023A	5.00%	08/15/43 (a)(g)	1,865,000	2,035,934
Education RB (Orenda) Series 2023A	4.00%	08/15/48 (a)(g)	1,000,000	1,003,445
Education RB (The Hughen Center Inc) Series 2022A	5.00%	08/15/37 (a)(g)	500,000	558,708
Education RB (The Hughen Center Inc) Series 2022A	5.00%	08/15/42 (a)(g)	600,000	657,219
Education RB (The Hughen Center Inc) Series 2022A	5.00%	08/15/47 (a)(g)	680,000	729,670
Education RB (The Hughen Center Inc) Series 2022A	5.00%	08/15/52 (a)(g)	500,000	532,396
Education RB (The Hughen Center Inc) Series 2024A	4.25%	08/15/54 (a)(g)	650,000	650,632
North East Texas Regional Mobility Auth
Sr Lien RB Series 2016A	5.00%	01/01/46 (a)	3,000,000	3,028,608
Northside ISD
Variable Rate ULT GO Refunding Bonds Series 2024B	3.45%	08/01/54 (a)(c)(g)	2,500,000	2,520,460
Prosper ISD
ULT GO Bonds Series 2019B	4.00%	02/15/50 (a)(g)	2,500,000	2,525,475
San Antonio
Electric & Gas System Refunding RB Series 2024A	5.25%	02/01/49 (a)	500,000	558,809
GO Bonds Series 2023	4.00%	02/01/42 (a)	2,000,000	2,029,806
Spring Branch ISD
ULT GO Refunding Bonds Series 2015B	4.00%	02/01/33 (a)(g)	3,000,000	3,002,330

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Spring ISD
ULT GO Bonds Series 2023	5.00%	08/15/25	1,500,000	1,521,336
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Scott & White) Series 2022D	5.00%	11/15/51 (a)	1,000,000	1,071,747
RB (Christus Health) Series 2024A	5.00%	07/01/32 (a)	2,500,000	2,802,392
Texas City ISD
ULT GO Bonds Series 2023	4.00%	08/15/53 (a)(g)	2,000,000	1,991,368
Texas Dept of Housing & Community Affairs
Residential Mortgage RB Series 2019A	4.75%	01/01/49 (a)	835,000	845,258
S/F Mortgage RB Series 2018A	4.75%	03/01/49 (a)	545,000	550,142
Texas Municipal Gas Corp III
Gas Supply Refunding RB Series 2021	5.00%	12/15/31	1,250,000	1,345,615
Texas State Affordable Housing Corp Heroes 2019 Program
S/F Mortgage RB Series 2019A	4.25%	03/01/49 (a)	570,000	574,226
Texas Transportation Commission
2nd Tier Refunding RB Series 2024C	5.00%	08/15/35 (a)	4,000,000	4,560,175
Texas Transportation Corp
Sr Lien RB (NTE Mobility Partners) Series 2023	5.50%	12/31/58 (a)	1,835,000	1,999,046
Waxahachie
Tax & Revenue Certificates of Obligation Series 2023	4.13%	08/01/41 (a)	400,000	413,623
Tax & Revenue Certificates of Obligation Series 2023	4.25%	08/01/42 (a)	500,000	520,559
Tax & Revenue Certificates of Obligation Series 2023	4.25%	08/01/43 (a)	500,000	518,433
				80,004,637
UTAH 0.1%
Utah Board of Regents
Student Building Fee RB Series 2018	5.00%	03/01/27 (a)	360,000	361,565
Student Building Fee RB Series 2018	5.00%	03/01/28 (a)	425,000	426,836
				788,401
VERMONT 0.3%
Vermont HFA
Multiple Purpose Bonds Series 2017D	4.00%	05/01/48 (a)	125,000	124,974
Multiple Purpose Bonds Series 2018A	4.00%	11/01/48 (a)	1,145,000	1,146,386
Multiple Purpose Bonds Series 2018C	4.75%	11/01/48 (a)	547,000	552,406
				1,823,766
VIRGINIA 1.1%
Albemarle Cnty Economic Development Auth
Hospital Facilities Refunding RB (Sentara Martha Jefferson) Series 2018B	3.15%	10/01/48 (a)(b)(g)	335,000	335,000
IDA of Fairfax Cnty
Health Care RB (Inova Health System) Series 2024	4.13%	05/15/54 (a)	5,500,000	5,513,332
Lynchburg Economic Development Auth
Hospital Refunding RB (Centra Health) Series 2021	4.00%	01/01/40 (a)	580,000	585,177
				6,433,509
WASHINGTON 2.5%
Central Puget Sound Regional Transit Auth
Sales & Motor Vehicle Excise Tax RB Series 2016S1	5.00%	11/01/46	2,250,000	2,680,575

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
King Cnty Public Hospital District #2
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24	485,000	485,000
King Cnty SD #403 Renton
ULT GO Bond Series 2023	4.00%	12/01/41 (a)(g)	1,000,000	1,023,730
Moses Lake SD #161
ULT GO Bonds Series 2018	5.00%	12/01/34 (a)(g)	1,000,000	1,063,789
ULT GO Bonds Series 2018	5.00%	12/01/35 (a)(g)	1,250,000	1,328,286
Skagit Cnty Hospital District No 1
Hospital RB Series 2024	5.50%	12/01/38 (a)	300,000	332,801
Hospital RB Series 2024	5.50%	12/01/39 (a)	500,000	552,635
Tukwila SD #406
ULT GO Series 2018	5.00%	12/01/37 (a)(g)	2,830,000	3,000,232
Washington Health Care Facilities Auth
RB (Overlake Hospital) Series 2014	5.00%	07/01/29 (a)	780,000	780,324
Refunding RB (Overlake Hospital) Series 2017B	5.00%	07/01/32 (a)	1,845,000	1,901,306
Washington State Housing Finance Commission
RB Series 2024	5.00%	07/01/54 (a)	1,500,000	1,567,186
				14,715,864
WEST VIRGINIA 0.5%
West Virginia Hospital Finance Auth
Hospital RB (West Virginia Univ Health System) Series 2023A	4.25%	06/01/47 (a)	2,000,000	2,024,990
Hospital Revenue & Refunding Bonds (Vandalia Health) Series 2023B	6.00%	09/01/48 (a)	1,000,000	1,141,839
				3,166,829
WISCONSIN 2.1%
Wisconsin Center District
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/34 (a)(f)	1,820,000	1,245,551
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/35 (a)(f)	2,900,000	1,895,892
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/36 (a)(f)	3,000,000	1,870,013
Wisconsin Health & Educational Facilities Auth
RB (Fort HealthCare Inc) Series 2024B	5.00%	10/01/54 (a)	2,500,000	2,778,316
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/31 (a)(h)	1,000,000	1,054,711
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/32 (a)(h)	1,025,000	1,081,079
RB (UnityPoint Health) Series 2014A	5.00%	12/01/24 (a)	1,000,000	1,000,000
Wisconsin Public Finance Auth
Health System Refunding RB (Cone Health) Series 2023B	3.25%	10/01/55 (a)(b)(g)	1,115,000	1,115,000
				12,040,562
Total Municipal Securities (Cost $570,578,147)				580,202,982
Total Investments in Securities (Cost $570,578,147)				580,202,982

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(c)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(d)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(e)	Variable rate security; rate shown is effective rate at period end.
(f)	Zero coupon bond.
(g)	Credit-enhanced or liquidity-enhanced.
(h)	Refunded bond.

COP —	Certificate of participation
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$580,202,982	$—	$580,202,982
Total	$—	$580,202,982	$—	$580,202,982

[1]	As categorized in the Portfolio Holdings.

Schwab Investments
Schwab California Tax-Free Bond Fund

Portfolio Holdings as of November 30, 2024 (Unaudited)
 .
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 99.0% OF NET ASSETS
CALIFORNIA 97.0%
Alameda City USD
GO Bonds Series 2022B	4.00%	08/01/52 (a)	1,000,000	1,008,873
Alameda Corridor Transportation Auth
2nd Sub Lien Refunding RB Series 2022C	5.00%	10/01/52 (a)	2,500,000	2,718,170
Sr Lien Refunding RB Series 2022A	0.00%	10/01/50 (a)(b)	3,000,000	1,757,360
Sr Lien Refunding RB Series 2024A	0.00%	10/01/52 (a)(c)	1,000,000	278,200
Sr Lien Refunding RB Series 2024A	0.00%	10/01/53 (a)(c)	1,000,000	264,123
Sub Lien Refunding RB Series 2024C	0.00%	10/01/49 (a)(c)	1,000,000	318,890
Sub Lien Refunding RB Series 2024C	0.00%	10/01/53 (a)(c)	1,000,000	255,180
Alhambra USD
GO Bonds Series B	5.25%	08/01/48 (a)	1,000,000	1,131,641
American Canyon Finance Auth
Refunding RB Series 2015	5.00%	09/02/25	690,000	700,428
Banning Financing Auth
Electric System Refunding RB Series 2015	5.00%	06/01/27 (a)	650,000	657,410
Bay Area Toll Auth
Toll Bridge RB Series 2017H	2.13%	04/01/53 (a)(d)	3,000,000	2,988,179
Toll Bridge RB Series 2023A	2.70%	04/01/55 (a)(e)(f)	585,000	585,000
Toll Bridge RB Series 2023B	2.50%	04/01/55 (a)(e)(f)	7,635,000	7,635,000
Toll Bridge RB Series 2024H	2.70%	04/01/59 (a)(e)(f)	800,000	800,000
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26 (c)	555,000	529,666
GO Bonds Series 2017	0.00%	08/01/34 (a)(c)	7,705,000	5,276,359
Burbank Glendale Pasadena Airport Auth
Sr Airport RB Series 2024B	4.38%	07/01/49 (a)	1,500,000	1,519,919
Sr Airport RB Series 2024B	4.50%	07/01/54 (a)	1,000,000	1,011,628
California
GO Bonds	5.00%	10/01/26 (a)	5,000	5,008
GO Bonds	5.00%	08/01/31	1,000,000	1,141,037
GO Bonds	5.00%	08/01/35 (a)	5,000,000	5,907,568
GO Bonds	5.00%	09/01/39 (a)	1,250,000	1,419,795
GO Bonds	5.00%	10/01/45 (a)	1,420,000	1,590,048
GO Refunding Bonds	5.00%	10/01/25	5,000,000	5,094,454
GO Refunding Bonds	5.00%	04/01/30	1,055,000	1,180,079
GO Refunding Bonds	5.25%	08/01/32	3,250,000	3,785,678
GO Refunding Bonds	5.00%	08/01/34 (a)	3,500,000	3,524,712
GO Refunding Bonds	4.00%	03/01/36 (a)	1,395,000	1,457,494

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Refunding Bonds	5.00%	10/01/36 (a)	2,000,000	2,307,851
GO Refunding Bonds Series 2016	5.00%	09/01/29 (a)	1,290,000	1,336,706
GO Refunding Bonds Series 2017	5.00%	08/01/32 (a)	2,000,000	2,065,327
California Cnty Tobacco Securitization Agency
Tobacco Settlement RB (Los Angeles Cnty Securitization) Series 2020A	4.00%	06/01/38 (a)	340,000	344,119
Tobacco Settlement Sr Refunding Bonds (Gold Country) Series 2020A	4.00%	06/01/37 (a)	1,095,000	1,114,383
California Community Choice Financing Auth
Clean Energy RB Series 2023D	5.50%	05/01/54 (a)(d)	6,000,000	6,419,555
Clean Energy RB Series 2024E	5.00%	02/01/55 (a)	2,000,000	2,181,141
RB (Deutsche Bank) Series 2023C	5.25%	01/01/54 (a)(d)	3,750,000	4,039,030
RB Series 2022A1	4.00%	05/01/53 (a)(d)	5,000,000	5,078,159
RB Series 2023F	5.50%	10/01/54 (a)(d)	4,175,000	4,645,296
RB Series 2023G1	5.25%	11/01/54 (a)(d)	2,000,000	2,157,921
California Educational Facilities Auth
RB (Art Center College of Design) Series 2018A	5.00%	12/01/35 (a)	1,250,000	1,302,946
RB (Santa Clara Univ) Series 2015	5.00%	04/01/45 (a)	2,000,000	2,010,066
RB (St Marys College) Series 2023A	5.25%	10/01/44 (a)	665,000	710,418
RB (University of Redlands) Series 2022A	5.00%	10/01/44 (a)	2,000,000	2,081,201
California Enterprise Development Finance Auth
RB (Sage Hill School) Series 2024	5.00%	12/01/42 (a)	580,000	653,514
California Health Facilities Financing Auth
RB (Adventist Health) Series 2024A	5.00%	12/01/36 (a)	2,000,000	2,211,063
RB (Adventist Health) Series 2024A	5.25%	12/01/40 (a)	500,000	559,278
RB (CommonSpirit Health) Series 2020A	4.00%	04/01/38 (a)	2,500,000	2,542,047
RB (CommonSpirit Health) Series 2020A	4.00%	04/01/45 (a)	2,750,000	2,763,758
RB (CommonSpirit Health) Series 2024A	5.00%	12/01/39 (a)	1,000,000	1,145,521
RB (CommonSpirit Health) Series 2024A	5.00%	12/01/40 (a)	1,100,000	1,249,989
RB (CommonSpirit Health) Series 2024A	5.00%	12/01/41 (a)	1,000,000	1,128,494
RB (Episcopal Communities & Services) Series 2024A	3.85%	11/15/27 (a)	1,300,000	1,305,563
RB (Episcopal Communities & Services) Series 2024B	5.25%	11/15/58 (a)	500,000	528,131
RB (Kaiser Permanente) Series 2017A2	4.00%	11/01/44 (a)	2,000,000	2,003,296
RB (On Lok Sr Health Services) Series 2020	5.00%	08/01/40 (a)	650,000	688,892
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/25 (a)(e)	200,000	200,315
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/28 (a)(e)	800,000	801,367
California Infrastructure & Economic Development Bank
Refunding RB (Academy of Motion Picture Arts & Sciences) Series 2023A	4.00%	11/01/41 (a)	2,000,000	2,089,255
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/29 (a)	250,000	256,631
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/30 (a)	330,000	338,793
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/31 (a)	350,000	358,593
Revolving Fund RB Series 2024B	5.00%	11/01/49 (a)	750,000	819,544
Revolving Fund RB Series 2024B	5.00%	11/01/54 (a)	1,080,000	1,171,333
California Infrastructure & Economic Development Fund
RB (Adventist Health Energy) Series 2024A	5.25%	07/01/49 (a)	1,000,000	1,084,788
RB (Adventist Health Energy) Series 2024A	5.25%	07/01/54 (a)	1,000,000	1,075,390
California Municipal Finance Auth
COP Series 2022A	5.00%	11/01/27	100,000	105,388
COP Series 2022A	5.00%	11/01/28	115,000	123,158
COP Series 2022A	5.00%	11/01/29	125,000	135,855
COP Series 2022A	5.00%	11/01/30	100,000	110,137
COP Series 2022A	5.25%	11/01/52 (a)	2,000,000	2,141,769
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/27 (e)	350,000	370,276

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/34 (a)(e)	1,040,000	1,084,582
Mobile Home Park Sr RB (Caritas Projects) Series 2023A	5.25%	08/15/53 (a)	900,000	953,132
Mobile Home Park Sr RB (Caritas Projects) Series 2024A	5.00%	08/15/35 (a)	655,000	737,456
Mobile Home Park Sr RB (Caritas Projects) Series 2024A	5.00%	08/15/37 (a)	365,000	408,643
RB (Inland Christian Home) Series 2020	4.00%	12/01/39 (a)(e)	500,000	516,421
RB (National Univ) Series 2019A	5.00%	04/01/26	650,000	667,874
RB (National Univ) Series 2019A	5.00%	04/01/27	1,100,000	1,155,848
RB (Samuel Merritt Univ) Series 2022	5.25%	06/01/53 (a)	2,000,000	2,197,201
RB (St Ignatius College Preparatory) Series 2024A	5.00%	09/01/33	515,000	602,310
RB (St Ignatius College Preparatory) Series 2024A	5.00%	09/01/37 (a)	1,500,000	1,752,484
RB (Univ of La Verne) Series 2017A	5.00%	06/01/29 (a)	1,000,000	1,043,768
Refunding RB (Aldersly) Series 2023A	5.00%	05/15/53 (a)(e)	2,500,000	2,705,179
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/27	600,000	625,458
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/30 (a)	1,150,000	1,193,615
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/29 (a)	655,000	660,387
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/30 (a)	750,000	755,804
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/31 (a)	500,000	503,468
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/29 (a)(e)	250,000	265,859
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/31 (a)(e)	575,000	609,278
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/32 (a)(e)	250,000	264,326
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/33 (a)(e)	250,000	263,081
Refunding RB Series 2024A	5.00%	04/01/49 (a)	1,000,000	1,064,709
Refunding RB Series 2024A	5.00%	04/01/54 (a)	1,000,000	1,057,829
Solid Waste Disposal Refunding RB Series 2021A	3.80%	07/01/41 (a)(d)	2,000,000	1,999,328
Special Tax RB (Bold Program) Series 2023B	5.75%	09/01/53 (a)	1,000,000	1,093,429
California Pollution Control Financing Auth
Solid Waste Disposal RB (Republic Services Inc) Series 2017	3.85%	11/01/42 (a)(d)	4,000,000	3,994,366
California Public Finance Auth
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/33 (a)	425,000	434,604
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/47 (a)	600,000	606,112
RB (PIH Health) Series 2024A	5.00%	06/01/35 (a)	1,125,000	1,290,743
RB (PIH Health) Series 2024A	5.00%	06/01/36 (a)	1,500,000	1,716,314
RB (PIH Health) Series 2024A	5.00%	06/01/37 (a)	1,500,000	1,710,196
Sr RB (The James) Series 2024A	6.38%	06/01/59 (a)	3,500,000	3,478,231
California Public Works Board
Lease RB Series 2024A	5.00%	04/01/42 (a)	1,850,000	2,107,558
Lease Refunding RB Series 2022C	5.00%	08/01/35 (a)	2,865,000	3,234,738
Lease Refunding RB Series 2024C	5.00%	09/01/33	1,045,000	1,224,818
Lease Refunding RB Series 2024C	5.00%	09/01/35 (a)	1,000,000	1,182,449
California School Finance Auth
RB (Granada Hills Charter) Series 2024A	5.00%	07/01/27	240,000	251,396
RB (Granada Hills Charter) Series 2024A	5.00%	07/01/28	255,000	271,320
RB (Granada Hills Charter) Series 2024A	5.00%	07/01/29	265,000	285,929
RB (Granada Hills Charter) Series 2024A	5.00%	07/01/30	280,000	306,161
School Facility RB (Granada Hills Charter) Series 2024A	5.00%	07/01/25	185,000	186,469
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/37 (a)	590,000	607,578
California State Univ
RB Series 2015A	5.00%	11/01/37 (a)	2,500,000	2,544,134
RB Series 2016B3	3.13%	11/01/51 (a)(d)	2,200,000	2,200,421

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
California Statewide Communities Development Auth
Hospital Refunding RB (Univ of Southern California) Series 2018	5.00%	01/01/31 (a)	1,700,000	1,812,910
Hospital Refunding RB (Univ of Southern California) Series 2018	5.00%	01/01/33 (a)	1,355,000	1,441,183
Pollution Control Refunding RB (Southern California Edison) Series 2006C	4.50%	11/01/33	1,500,000	1,602,564
RB (Adventist Health System West) Series 2018A	5.00%	03/01/48 (a)	1,765,000	1,809,392
RB (Loma Linda Univ Medical Center) Series 2018A	5.25%	12/01/43 (a)	2,500,000	2,595,260
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/30 (a)	800,000	816,364
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/32 (a)	700,000	713,270
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/29 (a)(e)	300,000	325,520
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/30 (a)(e)	235,000	254,236
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/32 (a)(e)	900,000	969,947
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/35 (a)(e)	275,000	283,077
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/36 (a)(e)	425,000	437,254
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/30 (a)	500,000	513,842
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/32 (a)	1,250,000	1,282,362
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/33 (a)	1,075,000	1,164,312
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/36 (a)	1,475,000	1,590,328
California Statewide Communities Development Auth District 2021-02
Special Tax Bonds Series 2023	5.00%	09/01/53 (a)	1,800,000	1,888,502
Chaffey Joint UHSD
GO Bonds Series 2012G	0.00%	08/01/37 (a)(c)	1,000,000	611,723
GO Bonds Series 2012G	0.00%	08/01/38 (a)(c)	500,000	289,516
GO Bonds Series 2012G	0.00%	08/01/41 (a)(c)	1,500,000	740,631
GO Bonds Series 2012G	0.00%	08/01/42 (a)(c)	1,000,000	468,983
Chino Valley USD
GO Bonds Series 2024D	0.00%	08/01/40 (a)(c)	655,000	353,752
Clovis
Wastewater Refunding RB Series 2015	5.25%	08/01/30 (a)	1,060,000	1,078,876
Compton CCD
GO Bonds Series 2024B	4.00%	08/01/42 (a)	970,000	1,010,481
Compton USD
GO Refunding Bonds Series 2016F	5.50%	06/01/31 (a)	750,000	782,338
Corona-Norco USD
GO Bonds Series 1998D	0.00%	09/01/27 (c)	2,400,000	2,210,017
Dinuba USD
COP Series 2023	5.50%	06/01/38 (a)	1,250,000	1,264,292
Discovery Bay Public Financing Auth
Water & Wastewater Enterprise RB Series 2022	5.00%	12/01/52 (a)	1,000,000	1,091,610
East Bay Municipal Utility District
Wastewater System RB Series 2024A	5.00%	06/01/54 (a)	1,000,000	1,121,935
Water System Refunding RB Series 2015A	5.00%	06/01/35 (a)	475,000	479,772
El Camino CCD
ULT GO Bonds Series 2024E	4.00%	08/01/42 (a)	500,000	526,323
ULT GO Bonds Series 2024E	4.00%	08/01/43 (a)	450,000	467,922
Foothill Eastern Transportation Corridor Agency
Toll Road Refunding RB Series 2013A	6.85%	01/15/42 (a)(b)	1,000,000	1,193,551
Fresno Jt Power Finance Auth
Lease Refunding RB Series 2017A	5.00%	04/01/26	850,000	876,416
Lease Refunding RB Series 2017A	5.00%	04/01/28 (a)	1,415,000	1,487,765

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Fresno USD
GO Bonds Series 2016A	0.00%	08/01/33 (a)(c)(g)	1,120,000	805,820
GO Bonds Series 2016A	0.00%	08/01/34 (a)(c)(g)	1,900,000	1,302,653
Goleta Water District
Refunding RB Series 2023A	5.00%	09/01/29	400,000	443,952
Greenfield Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/25	790,000	790,643
Tax Allocation Refunding Bonds Series 2016	5.00%	02/01/29 (a)	730,000	751,531
Hacienda La Puente USD
GO Bonds Series 2023A	4.00%	08/01/43 (a)	1,100,000	1,120,591
Hastings Campus Housing Financing Auth
Campus Housing RB Series 2020A	5.00%	07/01/45 (a)	2,800,000	2,743,034
Hastings College of the Law
Refunding Bonds Series 2017	5.00%	04/01/25	400,000	402,203
Refunding Bonds Series 2017	5.00%	04/01/32 (a)	1,100,000	1,156,075
Refunding Bonds Series 2017	5.00%	04/01/34 (a)	1,115,000	1,170,609
Imperial USD
GO Bonds Series A	5.25%	08/01/43 (a)(g)	1,430,000	1,534,274
Independent Cities Finance Auth
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/25	780,000	781,919
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/26	810,000	818,717
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	5.00%	05/15/48 (a)	2,000,000	2,086,887
Indian Wells Successor Redevelopment Agency
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/27 (a)	1,250,000	1,270,539
Inglewood Successor Redevelopment Agency
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/26	500,000	514,639
Inglewood USD
GO Bonds Series B	5.00%	08/01/35 (a)	200,000	206,441
GO Bonds Series B	5.00%	08/01/37 (a)	720,000	740,600
Irvine Community Facilities District No 2013-3
Special Tax Refunding Bonds Series 2024	0.00%	09/01/50 (a)(c)	1,170,000	355,472
Special Tax Refunding Bonds Series 2024	0.00%	09/01/51 (a)(c)	750,000	216,537
Irvine Facilities Financing Auth
Lease RB Series 2023A	4.25%	05/01/53 (a)	1,000,000	1,003,808
Irvine Ranch Water District
GO Refunding Bonds Series 2011A2	2.50%	10/01/37 (a)(d)(e)	165,000	165,000
Kern Cnty Water Agency Improvement District #4
Refunding RB Series 2016A	5.00%	05/01/30 (a)	1,500,000	1,552,269
Kern HSD
GO Bonds Series 2016A	3.00%	08/01/29 (a)	1,000,000	1,001,334
Lancaster Redevelopment Agency
Tax Allocation Refunding Bonds Series 2017	4.00%	08/01/26	1,360,000	1,379,564
Tax Allocation Refunding Bonds Series 2017	5.00%	08/01/29 (a)	820,000	855,000
Livermore Valley Joint USD
GO Bonds Series 2019	4.00%	08/01/32 (a)	335,000	341,530
Long Beach CCD
GO Refunding Bonds Series 2015F	5.00%	06/01/25	925,000	934,399
Long Beach Harbor Dept
Sr Airport RB Series 2022C	5.25%	06/01/47 (a)	1,000,000	1,078,718

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Long Beach Water Rev
Sr Water RB Series 2024	4.00%	05/01/54 (a)	1,250,000	1,259,748
Los Alamitos USD #1
GO Refunding Bonds Series 2016	3.00%	08/01/36 (a)	2,605,000	2,496,929
Los Angeles
Wastewater System RB Series 2015A	5.00%	06/01/44 (a)	500,000	503,773
Los Angeles Cnty Public Works Financing Auth
Lease RB Series 2024H	5.00%	12/01/30	1,500,000	1,714,625
Lease RB Series 2024H	5.00%	12/01/33	3,550,000	4,242,466
Lease RB Series 2024H	4.00%	12/01/53 (a)	1,250,000	1,261,486
Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB (District #14) Series 2015A	5.00%	10/01/31 (a)	3,880,000	3,948,767
Los Angeles Dept of Airports
Sr RB Series 2020C	5.00%	05/15/27	1,290,000	1,346,883
Sr Refunding RB Series 2018B	5.00%	05/15/32 (a)	1,000,000	1,048,984
Sub RB Series 2018A	5.00%	05/15/33 (a)	1,225,000	1,283,397
Sub RB Series 2019F	5.00%	05/15/36 (a)	850,000	896,463
Sub RB Series 2022A	5.00%	05/15/36 (a)	2,160,000	2,363,765
Sub Refunding RB Series 2021A	5.00%	05/15/51 (a)	1,500,000	1,569,712
Sub Refunding RB Series 2023A	5.00%	05/15/25	500,000	503,684
Sub Refunding RB Series 2023A	5.25%	05/15/48 (a)	2,500,000	2,711,657
Los Angeles Dept of Water & Power
Power System RB Series 2001B6	2.50%	07/01/34 (a)(e)(f)	1,100,000	1,100,000
Power System RB Series 2015A	5.00%	07/01/30 (a)	3,015,000	3,019,534
Water System RB Series 2021A2	2.60%	07/01/51 (a)(e)(f)	150,000	150,000
Los Angeles Development Auth
M/F Housing RB Series 2022F	3.38%	01/01/46 (a)	3,250,000	3,256,446
Los Angeles Harbor Dept
Refunding RB Series 2015A	5.00%	08/01/26 (a)(g)	850,000	862,329
Refunding RB Series 2024A1	5.00%	08/01/31	1,000,000	1,097,478
Refunding RB Series 2024A1	5.00%	08/01/32	1,750,000	1,936,074
Los Angeles USD
COP Series 2023A	5.00%	10/01/25	1,150,000	1,168,867
GO Bonds Series 2021RYRR	4.00%	07/01/46 (a)	770,000	780,150
GO Bonds Series 2024QRR	5.00%	07/01/35 (a)	725,000	878,114
GO Bonds Series 2024QRR	5.00%	07/01/41 (a)	1,000,000	1,174,297
GO Bonds Series 2024QRR	5.00%	07/01/44 (a)	505,000	585,095
GO Refunding Bonds Series 2024A	5.00%	07/01/25	1,500,000	1,520,225
GO Refunding Bonds Series 2024A	5.00%	07/01/34	2,000,000	2,415,177
Los Osos Community Facilities Wastewater Assessment District #1
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/26	740,000	764,020
Madera Irrigation District
Water Refunding RB Series 2015	5.00%	09/01/28 (a)	2,205,000	2,249,567
Marina Coast Water District
COP Series 2019	4.00%	06/01/44 (a)	1,085,000	1,092,956
Merced UHSD
GO Refunding Bonds Series 2015	0.00%	08/01/49 (a)(c)(g)	2,550,000	681,338
Midpeninsula Open Space District
GO Bonds Series 2024	4.00%	03/01/49 (a)	775,000	783,710
GO Bonds Series 2024	4.00%	03/01/54 (a)	1,140,000	1,146,634

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Modesto Irrigation District Financing Auth
Electric System RB Series 2015A	5.00%	10/01/26 (a)	1,250,000	1,272,803
Electric System RB Series 2015A	5.00%	10/01/40 (a)	2,000,000	2,028,245
Mountain View CA SD
GO BAN 2024	0.00%	07/01/29 (a)(c)	1,250,000	1,058,974
Mt. San Antonio CCD
GO Bonds Series 2021E	0.00%	08/01/46 (a)(c)	1,430,000	595,770
Northern California Energy Auth
Refunding RB Series 2024	5.00%	12/01/54 (a)	3,000,000	3,214,907
Oakland
GO Refunding Bonds Series 2015A	5.00%	01/15/31 (a)	620,000	628,493
Oakland USD
GO Bonds Series 2019A	5.00%	08/01/31 (a)	500,000	527,835
GO Bonds Series 2023A	5.00%	08/01/38 (a)	1,150,000	1,320,306
Oakley Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/30 (a)	500,000	544,325
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/31 (a)	660,000	716,460
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/33 (a)	725,000	783,194
Oceanside USD
GO Bonds Series 2023B	4.00%	08/01/45 (a)	1,500,000	1,527,656
Ojai USD
GO Bonds Series 2020B	5.25%	08/01/48 (a)	1,100,000	1,240,498
GO Bonds Series 2020B	5.50%	08/01/53 (a)	1,750,000	1,988,317
Oxnard
Lease Refunding RB Series 2018	5.00%	06/01/33 (a)	1,250,000	1,342,197
Lease Refunding RB Series 2018	5.00%	06/01/34 (a)	1,235,000	1,328,295
Lease Refunding RB Series 2018	5.00%	06/01/35 (a)	770,000	825,139
Oxnard SD
GO Bonds Series D	5.00%	08/01/31 (a)(g)	1,365,000	1,384,799
GO Bonds Series D	5.00%	08/01/32 (a)(g)	1,490,000	1,511,612
GO Bonds Series D	5.00%	08/01/33 (a)(g)	1,685,000	1,709,441
Oxnard UHSD
GO Bonds Series 2018C	3.50%	08/01/45 (a)	1,250,000	1,189,596
Pacifica
Wastewater RB Series 2017	5.00%	10/01/32 (a)	1,030,000	1,091,835
Palmdale SD
GO Bonds Series 2017B	5.25%	08/01/42 (a)	2,500,000	2,627,333
Palo Alto
COP Series 2021	2.00%	11/01/38 (a)	400,000	315,183
Pasadena
Refunding COP Series 2015A	5.00%	02/01/26 (a)	600,000	602,201
Pasadena Public Financing Auth
Lease Refunding RB Series 2024	0.00%	06/01/45 (a)(c)	1,000,000	415,521
Lease Refunding RB Series 2024	0.00%	06/01/48 (a)(c)	500,000	177,272
Perris Elementary SD
GO Bonds Series 2023	4.00%	08/01/46 (a)	1,635,000	1,663,633
GO Bonds Series 2023	5.00%	08/01/47 (a)	1,065,000	1,186,548
Pico Rivera Public Financing Auth
Lease Refunding RB Series 2016	5.50%	09/01/29 (a)	350,000	369,071
Lease Refunding RB Series 2016	5.25%	09/01/33 (a)	800,000	835,241

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Pismo Beach Public Fin Auth
Lease RB Series 2024A	4.00%	12/01/49 (a)	1,000,000	1,011,457
Pittsburg USD
GO Bonds Series 2023D	5.00%	08/01/47 (a)	2,000,000	2,179,320
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	1,975,000	2,128,957
Port Oakland
Intermediate Lien RB Series 2021H	5.00%	05/01/26 (g)	5,000	5,151
Intermediate Lien RB Series 2021H	5.00%	05/01/28 (g)	15,000	16,141
Port of Oakland
Intermediate Lien Refunding RB Series 2021H	5.00%	05/01/26	1,745,000	1,791,443
Intermediate Lien Refunding RB Series 2021H	5.00%	05/01/28	1,235,000	1,305,725
Ravenswood City SD
GO Bonds Series 2023	4.50%	08/01/48 (a)	1,250,000	1,307,094
GO Bonds Series 2023	5.25%	08/01/53 (a)	3,500,000	3,886,537
Reedley
Water Refunding RB Series 2017	5.00%	09/01/25	540,000	548,165
Regents of the University of California
Medical Center Pooled RB Series 2022P	4.00%	05/15/53 (a)	1,500,000	1,515,148
Rialto USD
COP Series 2024	5.00%	09/01/30	350,000	391,686
COP Series 2024	5.00%	09/01/31	325,000	367,842
COP Series 2024	5.00%	09/01/32	450,000	514,971
Riverside Cnty
Lease Refunding RB Series 2015A	5.00%	11/01/25	1,020,000	1,040,190
Riverside Cnty Transportation Commission
Toll Road Sr Lien Refunding RB Series 2021B1	4.00%	06/01/40 (a)	4,000,000	4,079,320
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/27 (a)	200,000	200,284
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/43 (a)	1,000,000	1,001,039
Sacramento Area Flood Control Agency
Consolidated Capital Assessment District No 2 Bonds Series 2016A	5.00%	10/01/47 (a)	4,000,000	4,107,218
Sacramento City USD
GO Bonds Series 2024B	4.00%	08/01/54 (a)	1,720,000	1,731,453
Sacramento Cnty
Airport System Sr Refunding RB Series 2016A	5.00%	07/01/41 (a)	2,000,000	2,052,986
San Bernardino CCD
GO Bonds Series B	4.13%	08/01/49 (a)	3,375,000	3,428,002
San Diego CCD
GO Refunding Bonds Series 2024	4.00%	08/01/42 (a)	2,250,000	2,354,508
GO Refunding Bonds Series 2024	4.00%	08/01/43 (a)	2,500,000	2,608,615
San Diego Cnty
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/25	350,000	356,387
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/26 (a)	1,000,000	1,018,616
San Diego Cnty Regional Airport Auth
Sr Airport RB Series 2023B	5.00%	07/01/33	2,245,000	2,525,402
Sub Airport RB Series 2017B	5.00%	07/01/29 (a)	1,980,000	2,051,383
Sub Airport RB Series 2017B	5.00%	07/01/31 (a)	1,000,000	1,034,411

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2024A	5.00%	10/15/40 (a)	850,000	985,259
Sub Sewer RB Series 2024A	5.00%	05/15/37 (a)	1,145,000	1,354,062
Sub Sewer RB Series 2024A	5.00%	05/15/38 (a)	3,120,000	3,674,714
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/25 (a)	245,000	245,323
San Francisco
RB Series 2020N	4.00%	04/01/40 (a)	565,000	581,320
San Francisco Airport Commission
RB 2nd Series 2018G	5.00%	05/01/27	1,200,000	1,251,176
RB 2nd Series 2019E	5.00%	05/01/39 (a)	2,450,000	2,564,327
RB 2nd Series 2019E	5.00%	05/01/40 (a)	425,000	443,698
RB 2nd Series 2022A	5.00%	05/01/30	800,000	867,096
RB 2nd Series 2022A	5.00%	05/01/31	1,690,000	1,846,380
Refunding RB 2nd Series 2020A	5.00%	05/01/37 (a)	3,500,000	3,714,772
Refunding RB 2nd Series 2023C	5.00%	05/01/33	5,000,000	5,546,346
San Francisco CCD
GO Bonds Series 2020B	5.25%	06/15/49 (a)	2,500,000	2,827,839
San Francisco Redevelopment Agency
Special Tax Refunding Bonds (Mission Bay South) Series 2023	5.25%	08/01/39 (a)	875,000	1,018,902
Special Tax Refunding Bonds (Mission Bay South) Series 2023	5.25%	08/01/40 (a)	1,000,000	1,157,289
San Francisco Successor Redevelopment Agency
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/25 (a)	150,000	150,211
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/28 (a)	305,000	305,401
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/29 (a)	430,000	430,531
San Jacinto USD
GO Bonds Series 2017	5.00%	08/01/34 (a)	1,155,000	1,218,891
San Joaquin Hills Transportation Corridor Agency Toll
Toll Road Sr Lien Refunding RB Series 2021A	4.00%	01/15/50 (a)	3,500,000	3,514,367
San Luis Obispo Cnty CCD
GO Bonds Series 2014D	4.00%	08/01/40 (a)	500,000	524,464
GO Bonds Series 2014D	4.00%	08/01/41 (a)	600,000	628,417
GO Bonds Series 2014D	4.00%	08/01/42 (a)	700,000	728,748
Santa Monica Public Financing Auth
Lease RB Series 2018	5.00%	07/01/35 (a)	575,000	605,033
Santa Monica-Malibu USD
GO Bonds Series B	4.00%	08/01/40 (a)	1,500,000	1,532,326
ULT GO Bonds Series 2018C	4.00%	08/01/42 (a)	1,000,000	1,034,256
Sierra View Healthcare District
RB Series 2019	4.00%	07/01/25	1,270,000	1,271,844
Refunding RB Series 2020	4.00%	07/01/26	300,000	302,144
Refunding RB Series 2020	5.00%	07/01/27	630,000	656,731
Refunding RB Series 2020	5.00%	07/01/30	645,000	698,740
South San Francisco Public Facilities Auth
Lease RB Series 2021A	4.00%	06/01/46 (a)	1,500,000	1,521,825
South San Francisco USD
GO Bonds Series 2023	4.00%	09/01/48 (a)	1,000,000	1,011,964
Southern California Metropolitan Water District
Water Refunding RB Series 2016A	5.00%	07/01/34 (a)(g)	390,000	400,231
Water Refunding RB Series 2024C	5.00%	04/01/39 (a)	1,000,000	1,174,152

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Southern California Public Power Auth
Refunding RB (Windy Point/Windy Flats) Series 2023-1	5.00%	07/01/27	2,500,000	2,666,780
Refunding RB (Windy Point/Windy Flats) Series 2023-1	5.00%	07/01/28	1,000,000	1,090,220
Susanville Natural Gas
Natural Gas Refunding RB Series 2019	3.00%	06/01/25	575,000	574,457
Natural Gas Refunding RB Series 2019	4.00%	06/01/28 (a)	615,000	637,428
Natural Gas Refunding RB Series 2019	4.00%	06/01/30 (a)	680,000	705,274
Natural Gas Refunding RB Series 2019	4.00%	06/01/33 (a)	580,000	594,457
Temescal Valley
Refunding RB Series 2024	5.00%	09/01/33	550,000	641,387
Refunding RB Series 2024	5.00%	09/01/34	475,000	559,954
Truckee Donner Public Utility District
Water System Refunding RB Series 2015	4.00%	11/15/25	460,000	464,725
Water System Revenue COP Series 2022A	5.00%	11/15/52 (a)	3,000,000	3,249,781
Univ of California
General RB Series 2024BS	5.00%	05/15/43 (a)	1,000,000	1,148,451
General RB Series 2024BV	5.00%	05/15/40 (a)	500,000	585,165
General RB Series 2024BV	5.00%	05/15/41 (a)	1,000,000	1,162,220
Limited Project RB Series 2017M	5.00%	05/15/52 (a)	2,000,000	2,068,090
Limited Project RB Series 2021Q	3.00%	05/15/51 (a)	930,000	778,810
Vernon
Electric System RB Series 2021A	5.00%	10/01/26	1,000,000	1,035,626
Victorville
Electric RB Series 2022A	5.00%	05/01/30	500,000	555,548
West Contra Costa USD
GO Bonds Series 2024B	4.00%	08/01/54 (a)	500,000	502,529
West Hills CCD
GO Refunding Bonds Series 2016B	5.00%	08/01/25	320,000	324,535
GO Refunding Bonds Series 2016B	5.00%	08/01/26	450,000	467,728
GO Refunding Bonds Series 2016B	5.00%	08/01/30 (a)	595,000	619,445
GO Refunding Bonds Series 2016B	5.00%	08/01/31 (a)	635,000	660,573
				438,472,609
GUAM 1.4%
Guam Power Auth
Refunding RB Series 2022A	5.00%	10/01/32	2,000,000	2,215,606
Refunding RB Series 2022A	5.00%	10/01/39 (a)	1,190,000	1,288,411
Refunding RB Series 2024A	5.00%	10/01/36 (a)	400,000	446,851
Refunding RB Series 2024A	5.00%	10/01/37 (a)	425,000	472,756
Guam Waterworks Auth
Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/37 (a)	1,000,000	1,106,064
Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/41 (a)	600,000	651,586
				6,181,274

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
PUERTO RICO 0.6%
Puerto Rico Sales Tax Financing Corp
Restructured Sales Tax Bonds Series 2019A1	5.00%	07/01/58 (a)	2,500,000	2,511,285
Total Municipal Securities (Cost $440,412,163)				447,165,168
Total Investments in Securities (Cost $440,412,163)				447,165,168

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(c)	Zero coupon bond.
(d)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(e)	Credit-enhanced or liquidity-enhanced.
(f)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(g)	Refunded bond.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
HSD —	High school district
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$447,165,168	$—	$447,165,168
Total	$—	$447,165,168	$—	$447,165,168

[1]	As categorized in the Portfolio Holdings.

Schwab Investments
Schwab Opportunistic Municipal Bond Fund

Portfolio Holdings as of November 30, 2024 (Unaudited)
 .
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 99.9% OF NET ASSETS
ALABAMA 3.0%
Black Belt Energy Gas District
Gas RB Series 2022D1	4.00%	07/01/52 (a)	500,000	506,671
Gas RB Series 2023C	5.50%	10/01/54 (a)	250,000	275,420
Gas RB Series 2024D	5.00%	03/01/55 (a)(b)	250,000	272,276
Energy Southeast Cooperative District
Energy Supply RB Series 2023B1	5.75%	04/01/54 (a)	250,000	278,133
Jefferson Cnty
Sewer RB Warrants Series 2024	5.50%	10/01/53 (a)	585,000	645,669
Southeast Energy Auth Cooperative District
Energy Supply RB Series 2024C	5.00%	11/01/55 (a)	250,000	270,333
				2,248,502
ALASKA 0.3%
Valdez
Refunding RB (Exxon Pipeline) Series 1993A	3.20%	12/01/33 (a)(c)	200,000	200,000
ARIZONA 1.5%
Arizona IDA
RB Series 2023A	5.00%	11/01/33 (a)	400,000	450,386
Revolving Fund RB Series 2024A	5.00%	11/01/49 (a)	250,000	271,037
La Paz Cnty Industrial Development Auth
Education Facility Lease RB (Harmony Public Schools) Series 2018A	5.00%	02/15/38 (a)	400,000	406,119
				1,127,542
CALIFORNIA 10.1%
Burbank Glendale Pasadena Airport Auth
Sr Airport RB Series 2024B	5.25%	07/01/54 (a)	100,000	107,800
California
GO Bonds	5.00%	08/01/36 (a)	250,000	294,008
GO Refunding Bonds	5.00%	10/01/32 (a)	500,000	565,605
California Community Choice Financing Auth
RB (Deutsche Bank) Series 2023C	5.25%	01/01/54 (a)(d)	250,000	269,269
RB Series 2024A1	5.00%	05/01/54 (a)	250,000	271,448
California Educational Facilities Auth
RB (St Marys College) Series 2023A	5.00%	10/01/38 (a)	200,000	215,049

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
California Enterprise Development Finance Auth
RB (Sage Hill School) Series 2024	5.00%	12/01/41 (a)	300,000	339,440
California Health Facilities Financing Auth
RB (Episcopal Communities & Services) Series 2024B	5.00%	11/15/38 (a)	250,000	269,698
California Municipal Finance Auth
Mobile Home Park Sr RB (Caritas Projects) Series 2024A	4.00%	08/15/44 (a)	250,000	246,266
Solid Waste Disposal RB (Waste Management Inc) Series 2024A	4.13%	11/01/46 (a)	250,000	250,120
California Public Finance Auth
RB (Henry Mayo Newhall Hospital) Series 2021A	4.00%	10/15/28	350,000	356,124
Sr RB (The James) Series 2024A	6.20%	06/01/44 (a)	250,000	252,319
California Public Works Board
Lease RB Series 2024A	5.00%	04/01/41 (a)	250,000	285,938
California School Finance Auth
RB (Granada Hills Charter) Series 2024A	5.00%	07/01/26	230,000	235,683
RB (Granada Hills Charter) Series 2024A	5.00%	07/01/43 (a)	175,000	184,204
RB (Granada Hills Charter) Series 2024A	5.00%	07/01/44 (a)	185,000	194,066
Chaffey Joint UHSD
GO Bonds Series H	0.00%	08/01/49 (a)(e)	500,000	171,728
Compton CCD
GO Bonds Series 2024B	4.00%	08/01/43 (a)	250,000	259,126
Los Angeles Dept of Airports
Sub RB Series 2019A	4.00%	05/15/44 (a)	325,000	322,347
Los Angeles USD
GO Bonds Series 2024QRR	4.00%	07/01/49 (a)	250,000	252,377
Pacifica SD
GO Bonds Series 2024	4.00%	08/01/42 (a)	140,000	142,896
GO Bonds Series 2024	4.00%	08/01/43 (a)	200,000	203,964
GO Bonds Series 2024	4.00%	08/01/44 (a)	145,000	147,767
Palo Alto
COP Series 2021	2.00%	11/01/38 (a)	250,000	196,989
Pasadena Public Financing Auth
Lease Refunding RB Series 2024	0.00%	06/01/41 (a)(e)	500,000	256,719
Lease Refunding RB Series 2024	0.00%	06/01/42 (a)(e)	500,000	243,424
Poway USD
ULT GO Bonds Series B	0.00%	08/01/51 (e)	600,000	190,840
San Diego Cnty Regional Airport Auth
Sr Airport RB Series 2023B	5.25%	07/01/34 (a)	250,000	285,874
Sub Airport RB Series 2021B	4.00%	07/01/46 (a)	250,000	246,238
Southern California Public Power Auth
Clean Energy Project RB Series 2024A	5.00%	04/01/55 (a)	250,000	268,076
				7,525,402
COLORADO 3.9%
Colorado Bridge Enterprise IRB
Sr RB Series 2024A	5.00%	12/01/44 (a)	125,000	137,806
Colorado Educational & Cultural Facilities Auth
Charter School RB (Loveland Classical Schools) Series 2023	5.00%	07/01/53 (a)(f)	375,000	383,967
Colorado Health Facilities Auth
RB (CommonSpirit Health) Series 2019A1	5.00%	08/01/28	215,000	230,127
RB (CommonSpirit Health) Series 2019A1	4.00%	08/01/44 (a)	200,000	193,181
RB (CommonSpirit Health) Series 2024A	5.25%	12/01/54 (a)	250,000	274,494

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB (Intermountain Healthcare) Series 2022A	4.00%	05/15/52 (a)	250,000	246,737
RB (NJH-SJH Center) Series 2019	3.00%	01/01/45 (a)	300,000	248,660
Refunding RB (Intermountain Healthcare) Series 2019A	4.00%	01/01/35 (a)	375,000	385,604
Denver
Airport System RB Series 2022A	4.13%	11/15/53 (a)	500,000	489,786
Whispering Pines Metropolitan District #1
LT GO Refunding Bonds Series 2023	5.00%	12/01/43 (a)	325,000	348,436
				2,938,798
CONNECTICUT 0.3%
Connecticut
GO Bonds Series 2020A	4.00%	01/15/37 (a)	250,000	258,406
DISTRICT OF COLUMBIA 0.7%
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2024A	5.00%	10/01/44 (a)	250,000	266,115
Sr Lien Refunding RB (Dulles Metrorail) Series 2019A	5.00%	10/01/44 (a)	250,000	262,810
				528,925
FLORIDA 8.0%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Teaching Hospital & Clinics) Series 2019A	3.00%	12/01/46 (a)	250,000	200,514
Florida Development Finance Corp
Healthcare Facilities RB (Tampa General Hospital) Series 2024A	4.50%	08/01/55 (a)	300,000	302,363
RB (Brightline Trains) Series 2024	5.25%	07/01/47 (a)	500,000	515,955
Hialeah
RB Series 2022	5.00%	10/01/31	200,000	220,083
Hillsborough Cnty IDA
Health System RB (Baycare Health) Series 2024C	5.50%	11/15/54 (a)	250,000	283,836
JEA
Electric System Sub RB Series 2024A	5.00%	10/01/38 (a)	250,000	289,501
Electric System Sub RB Series 2024A	5.00%	10/01/39 (a)	250,000	288,086
Lakeland FLA
Hospital Refunding RB (Lakeland Regional Health Systems) Series 2024	5.00%	11/15/39 (a)	250,000	281,777
Lee Cnty
Airport RB Series 2024	5.25%	10/01/44 (a)	250,000	273,882
Lee Cnty Industrial Development Auth
Healthcare Facilities RB (Shell Point Obligated Group) Series 2024A	5.25%	11/15/44 (a)	275,000	296,886
Healthcare Facilities RB (Shell Point Obligated Group) Series 2024B1	4.75%	11/15/29 (a)	600,000	604,322
Healthcare Facilities RB (Shell Point Obligated Group) Series 2024C	5.00%	11/15/54 (a)	500,000	517,837
Miami-Dade Cnty SD
COP Series 2016C	3.25%	02/01/33 (a)	265,000	259,742
Orange Cnty Health Facilities Auth
RB (Presbyterian Retirement Communities Inc) Series 2024	5.00%	08/01/40 (a)	250,000	267,031
Palm Beach Cnty Health Facilities Auth
Hospital RB (Baptist Health) Series 2019	3.00%	08/15/44 (a)	150,000	128,167
Tampa
Hospital RB (H Lee Moffitt Cancer Center) Series 2020B	5.00%	07/01/34 (a)	255,000	274,975
RB Series 2021C	2.00%	10/01/40 (a)	250,000	181,522

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Village Community Development District No 15
RB Series 2023	5.00%	05/01/43 (a)	250,000	259,551
Special Assessment RB Series 2024	4.20%	05/01/39 (a)	250,000	251,418
Special Assessment RB Series 2024	4.80%	05/01/55 (a)	250,000	252,162
				5,949,610
GEORGIA 1.1%
Brookhaven Public Facilities Auth
RB (Childrens Healthcare of Atlanta Inc) Series 2019A	3.00%	07/01/46 (a)	300,000	252,982
Columbia Cnty Hospital Auth
Revenue Anticipation Certificates (Wellstar Health System) Series 2023A	5.13%	04/01/53 (a)	250,000	268,559
Main Street Natural Gas Inc
Gas Supply RB Series 2023D	5.00%	05/01/54 (a)	250,000	267,339
				788,880
HAWAII 0.5%
Honolulu City & Cnty Board
Water System RB Series 2022A	4.00%	07/01/35 (a)	340,000	357,470
IDAHO 0.8%
Idaho Housing & Finance Assoc
Facilities RB (White Pine Charter School) Series 2023A	5.25%	05/01/38 (a)(f)	300,000	320,498
Facilities RB (White Pine Charter School) Series 2023A	5.50%	05/01/43 (a)(f)	230,000	246,250
				566,748
ILLINOIS 8.0%
Chicago
2nd Lien Water Refunding RB Series 2023B	5.00%	11/01/35 (a)	250,000	278,038
GO Bonds Series 2015A	5.50%	01/01/34 (a)	250,000	250,108
GO Bonds Series 2019A	5.50%	01/01/49 (a)	250,000	257,628
GO Bonds Series 2023A	5.50%	01/01/43 (a)	500,000	523,351
GO Bonds Series 2024A	5.00%	01/01/44 (a)	250,000	257,662
GO Bonds Series 2024A	5.00%	01/01/45 (a)	250,000	256,978
Chicago Board of Education
ULT GO Bonds Series 2023A	5.50%	12/01/31	450,000	489,065
Chicago O’Hare International Airport
OHare General Airport Sr Lien RB Series 2022A	5.25%	01/01/53 (a)	300,000	315,782
Chicago Park District
LT GO Refunding Bonds Series 2023	5.00%	01/01/38 (a)	200,000	218,227
Illinois
GO Bonds Series 2016	4.00%	06/01/35 (a)	250,000	250,207
GO Bonds Series 2020C	4.25%	10/01/45 (a)	200,000	201,275
GO Bonds Series 2023B	5.25%	05/01/39 (a)	250,000	276,170
GO Bonds Series May 2024B	5.25%	05/01/49 (a)	400,000	433,969
GO Refunding Bonds Series 2024	5.00%	02/01/31	100,000	110,060
Illinois Finance Auth
Clean Water Revolving Fund RB Series 2016	4.00%	07/01/33 (a)	250,000	251,882
RB (DePaul Univ) Series 2016	5.00%	10/01/32 (a)	250,000	256,968
RB (OSF Healthcare System) Series 2015A	5.00%	11/15/45 (a)	150,000	150,522
Refunding RB (Northwestern Memorial Healthcare) Series 2021A	4.00%	07/15/35 (a)	235,000	243,214

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Illinois Toll Highway Auth
Toll Highway Sr RB Series 2015A	5.00%	01/01/37 (a)	275,000	278,184
Metropolitan Pier & Exposition Auth
Refunding Bonds (McCormick Place Expansion) Series 2022A	0.00%	06/15/41 (a)(e)	500,000	252,082
Refunding Bonds Series 2010B-1	0.00%	06/15/43 (e)	405,000	190,524
Univ of Illinois
Auxiliary Facilities System Refunding RB Series 2024A	5.25%	04/01/44 (a)	250,000	280,307
				6,022,203
IOWA 0.3%
Iowa Finance Auth
Health Facilities RB (UnityPoint Health) Series 2014C	5.00%	02/15/31 (a)	250,000	251,398
KENTUCKY 0.8%
Kentucky Public Energy Auth
Gas Supply RB (Morgan Stanley) Series 2019A1	4.00%	12/01/49 (a)(d)	200,000	200,484
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2017A	3.25%	05/15/46 (a)	200,000	177,569
Northern Kentucky Univ
RB Series 2019A	3.00%	09/01/40 (a)(f)	240,000	212,177
				590,230
LOUISIANA 1.4%
Louisiana Housing Corp M/F Revenue
S/F Mortgage RB Series 2023C	5.75%	12/01/53 (a)	215,000	234,128
Louisiana Public Facilities Auth
RB (Ochsner Clinic Fdn) Series 2020A	3.00%	05/15/47 (a)	215,000	174,096
Louisiana Stadium & Exposition District
Sr RB Series 2023A	5.00%	07/01/48 (a)	350,000	376,439
New Orleans
Sewerage Service RB Series 2015	5.00%	06/01/25	260,000	262,064
				1,046,727
MAINE 0.4%
Maine Health & Educational Facilities Auth
RB (MaineHealth) Series 2023B	5.25%	07/01/48 (a)	250,000	275,115
MARYLAND 0.8%
Maryland Economic Development Corp
Refunding RB (Transportation Facilities) Series 2017A	5.00%	06/01/35 (a)	250,000	260,489
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Health System) Series 2023	5.00%	07/01/39 (a)	350,000	376,786
				637,275
MASSACHUSETTS 1.8%
Massachusetts
GO Bonds Series 2016J	4.00%	12/01/45 (a)	285,000	285,702

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Massachusetts Development Finance Agency
RB (Boston Medical Center) Series 2023G	5.25%	07/01/52 (a)	500,000	536,442
RB (Emerson College) Series 2018	5.00%	01/01/43 (a)	500,000	507,673
				1,329,817
MICHIGAN 0.2%
Waverly Community Schools
ULT GO Bonds Series 2022I	3.00%	11/01/47 (a)(f)	200,000	163,014
MINNESOTA 2.2%
Eden Prairie ISD No 272
GO Bonds Series 2019B	3.00%	02/01/34 (a)(f)	330,000	324,791
Hopkins ISD #270
GO Bonds Series 2019A	3.00%	02/01/34 (a)(f)	285,000	280,425
Minneapolis- St. Paul Metropolitan Airports Commission
Sub Airport RB Series 2024B	5.00%	01/01/30	250,000	267,002
South Central Minnesota Multi-Cnty Hsg & Redevelopment Auth
Pooled Housing Development RB Series 1993	0.00%	02/01/00 (g)(h)	15,000	1,197
Pooled Housing Development RB Series 1993	0.00%	02/01/02 (g)(h)	30,000	2,394
Pooled Housing Development RB Series 1993	0.00%	02/01/05 (g)(h)	20,000	1,596
Pooled Housing Development RB Series 1993	0.00%	02/01/06 (g)(h)	20,000	1,596
Pooled Housing Development RB Series 1993	0.00%	02/01/07 (g)(h)	65,000	5,187
Pooled Housing Development RB Series 1993	0.00%	02/01/08 (g)(h)	10,000	798
Pooled Housing Development RB Series 1993	0.00%	02/01/17 (g)(h)	450,000	35,910
Pooled Housing Development RB Series 1993	0.00%	02/01/25 (g)(h)	9,500,000	758,100
				1,678,996
MISSOURI 2.3%
Kansas City IDA
Airport Special Obligation Bonds Series 2020A	5.00%	03/01/32 (a)	345,000	366,665
Lambert-St Louis International Airport
Airport RB Series 2024A	5.25%	07/01/49 (a)	250,000	277,290
Missouri Health & Educational Facilities Auth
Sr Living Facilities RB (Lutheran Sr Services) Series 2024A	5.25%	02/01/54 (a)	795,000	833,235
St Louis Board of Education
GO Bonds Series 2023	5.00%	04/01/42 (a)	250,000	273,105
				1,750,295
NEBRASKA 0.4%
Omaha Airport Auth
Airport Facilities RB Series 2024	5.00%	12/15/33 (b)	250,000	275,741
NEVADA 0.6%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/47 (a)	235,000	238,875
Clark Cnty
Airport System Jr Lien Sub RB Series 2021B	5.00%	07/01/27	235,000	244,793
				483,668

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
NEW JERSEY 2.7%
New Jersey Economic Development Auth
State Lease RB Series 2017B	5.00%	06/15/30 (a)	240,000	258,184
New Jersey Transportation Trust Fund Auth
Transportation Bonds Series 2023BB	5.00%	06/15/46 (a)	250,000	272,648
Transportation RB Series 2020AA	4.00%	06/15/50 (a)	180,000	177,750
Transportation System Bonds Series 2019A	5.00%	12/15/33 (a)	225,000	244,909
New Jersey Turnpike Auth
Turnpike RB Series 2022B	4.50%	01/01/48 (a)	500,000	522,183
Tobacco Settlement Financing Corp
Tobacco Settlement Bonds Series 2018A	5.25%	06/01/46 (a)	500,000	515,107
				1,990,781
NEW YORK 12.7%
Build NYC Resource Corp
RB (Success Academy Charter Schools) Series 2024	5.00%	09/01/39 (a)	250,000	270,014
RB (Success Academy Charter Schools) Series 2024	4.00%	09/01/40 (a)	250,000	249,572
Metropolitan Transportation Auth
Transportation RB Series 2016C2A	3.00%	11/15/38 (a)	200,000	169,040
Transportation RB Series 2020C1	4.75%	11/15/45 (a)	500,000	517,439
New York City
GO Bonds Fiscal 2017 Series A5	3.25%	08/01/44 (a)(c)(f)	960,000	960,000
GO Bonds Fiscal 2018 Series E-5	3.15%	03/01/48 (a)(c)(f)	10,000	10,000
GO Bonds Fiscal 2020 Series B1	3.00%	10/01/44 (a)	265,000	221,690
GO Bonds Fiscal 2021 Series F1	4.00%	03/01/47 (a)	295,000	294,844
GO Bonds Fiscal 2022 Series A1	4.00%	08/01/38 (a)	250,000	257,182
GO Bonds Fiscal 2022 Series D1	5.50%	05/01/46 (a)	250,000	280,389
GO Bonds Fiscal 2025 Series A	5.00%	08/01/30	250,000	279,968
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2022 Series BB1	3.00%	06/15/44 (a)	160,000	138,265
Water & Sewer System 2nd General Resolution RB Fiscal 2024 Series CC1	4.25%	06/15/54 (a)	500,000	509,243
New York City Transitional Finance Auth
Building Aid RB Fiscal 2021 Series S1	4.00%	07/15/40 (a)	210,000	214,280
Future Tax Secured Sub Bonds Fiscal 2020 Series A2	5.00%	05/01/39 (a)	280,000	298,279
Future Tax Secured Sub Bonds Fiscal 2022 Series C1	4.00%	02/01/39 (a)	250,000	258,162
Future Tax Secured Sub Bonds Fiscal 2023 Series A1	4.00%	08/01/48 (a)	500,000	499,550
Future Tax Secured Sub Bonds Fiscal 2024 Series B	4.38%	05/01/53 (a)	250,000	254,401
Future Tax Secured Sub Bonds Fiscal 2024 Series G1	5.25%	05/01/51 (a)	500,000	559,824
New York State Dormitory Auth
RB (Montefiore Obligated Group) Series 2024	5.50%	11/01/47 (a)	50,000	55,168
RB (New York Institute of Technology) Series 2024	5.00%	07/01/43 (a)	500,000	539,453
RB (New York Institute of Technology) Series 2024	5.00%	07/01/44 (a)	250,000	268,882
RB (Northwell Health) Series 2022A	5.00%	05/01/37 (a)	180,000	200,264
RB (Northwell Health) Series 2024A	5.00%	05/01/34	250,000	288,801
State Personal Income Tax RB Series 2017A	4.00%	02/15/36 (a)	500,000	506,947
New York Transportation Development Corp
Special Facilities RB (JFK Airport - New Terminal 1) Series 2023	5.50%	06/30/39 (a)	250,000	274,679
Special Facilities RB (JFK Airport - New Terminal 1) Series 2024	5.25%	06/30/49 (a)	250,000	265,317
Special Facilities Sr RB (JFK Airport - New Terminal 6) Series 2024A	5.50%	12/31/54 (a)	250,000	271,129

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Port Auth of New York & New Jersey
Consolidated Bonds 246th Series	5.00%	09/01/40 (a)	100,000	109,571
Triborough Bridge & Tunnel Auth
Sales Tax RB Series 2023A	4.13%	05/15/53 (a)	250,000	251,814
Westchester Cnty Local Development Corp
RB (New York Blood Center) Series 2024	5.00%	07/01/38 (a)	200,000	219,145
				9,493,312
NORTH CAROLINA 2.5%
Durham
Utility System RB Series 2024	4.00%	08/01/41 (a)	250,000	258,820
Greater Asheville Regional Airport Auth
Airport System RB Series 2022A	5.50%	07/01/52 (a)	250,000	272,125
North Carolina Medical Care Commission Retirement Facilities
Retirement Facilities 1st Mortgage RB (Carolina Meadows) Series 2024	5.25%	12/01/54 (a)	500,000	539,112
Retirement Facilities 1st Mortgage RB (United Methodist Retirement Homes) Series 2024A	5.00%	10/01/49 (a)	510,000	528,768
Sanford
Enterprise System RB Series 2024	4.00%	06/01/49 (a)	250,000	252,468
				1,851,293
OHIO 0.7%
Columbus
ULT GO Bonds Series 2017A	3.15%	04/01/35 (a)	250,000	246,787
Univ of Cincinnati
RB (Univ of Cincinnati) Series 2024A	5.25%	06/01/54 (a)	250,000	273,817
				520,604
OKLAHOMA 1.0%
Oklahoma Development Finance Auth
Health System RB (OU Medicine) Series 2018B	5.50%	08/15/57 (a)	500,000	514,611
Oklahoma Univ
General Refunding RB Series 2024A	4.13%	07/01/54 (a)	250,000	254,353
				768,964
OREGON 1.5%
Astoria Hospital Facilities Auth
RB (Columbia Memorial Hospital) Series 2024	5.25%	08/01/54 (a)	250,000	267,819
Lane Cnty SD
GO Bonds Series 2023	0.00%	06/15/43 (a)(e)(f)	900,000	369,429
Port of Portland Airport
Airport RB Series 27A	4.00%	07/01/39 (a)	500,000	499,993
				1,137,241
PENNSYLVANIA 2.1%
Commonwealth Financing Auth
Tobacco Settlement RB Series 2018	5.00%	06/01/35 (a)	500,000	525,838

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Pennsylvania State Turnpike Commission
RB Series 2022B	5.00%	12/01/47 (a)	500,000	547,052
Turnpike Sub RB Series 2015A1	5.25%	12/01/45 (a)	245,000	248,010
Turnpike Sub Refunding RB Series 2024	5.00%	12/01/43 (a)	250,000	280,726
				1,601,626
PUERTO RICO 0.3%
Puerto Rico Sales Tax Financing Corp
Restructured Sales Tax Bonds Series 2019A1	5.00%	07/01/58 (a)	250,000	251,128
RHODE ISLAND 1.7%
Rhode Island Health & Educational Building Corp
Higher Education Facility RB (Bryant Univ) Series 2024	5.00%	06/01/43 (a)	460,000	506,211
Hospital Financing RB (Lifespan Obligated Group) Series 2024	5.00%	05/15/40 (a)	200,000	218,005
Hospital Financing RB (Lifespan Obligated Group) Series 2024	5.00%	05/15/43 (a)	500,000	538,210
				1,262,426
SOUTH CAROLINA 1.8%
South Carolina Jobs Economic Development Auth
Health Care Facilities RB (Novant Health) Series 2024A	4.50%	11/01/54 (a)	250,000	254,413
South Carolina Public Service Auth
RB Series 2022E	5.75%	12/01/47 (a)	500,000	564,739
RB Series 2024A	5.00%	12/01/30	250,000	276,790
Refunding RB Series 2016B	5.00%	12/01/56 (a)	250,000	253,172
				1,349,114
TENNESSEE 1.8%
Chattanooga Health Educational & Housing Facilities Board
Student Housing Refunding RB (CDFI Univ of Tennessee at Chattanooga) Series 2015	5.00%	10/01/29 (a)	500,000	504,630
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
Educational Facilities RB (Belmont Univ) Series 2023	5.25%	05/01/53 (a)	250,000	272,384
Metropolitan Nashville Airport Auth
RB Series 2022B	5.25%	07/01/47 (a)	250,000	268,675
Tennessee Housing Development Agency Home Ownership
Residential Finance Program Bonds Series 2023-3A	6.25%	01/01/54 (a)	245,000	267,755
				1,313,444
TEXAS 15.1%
Aldine ISD
ULT GO Bonds Series 2024	4.00%	02/15/54 (a)(f)	200,000	198,189
Allen
Go Revenue & Refunding Bonds Series 2024	5.00%	08/15/38 (a)	250,000	283,852
Arlington Higher Education Finance Corp
Education RB (Harmony Public Schools) Series 2024	4.00%	02/15/44 (a)	500,000	501,008
Cedar Hill ISD
ULT GO Bonds Series 2024	4.00%	02/15/50 (a)(f)	250,000	250,362
Community ISD
ULT GO Refunding Bonds Series 2024	5.00%	02/15/40 (a)(b)(f)	170,000	191,014
Corpus Christi
Sr Lien Utility System Refunding RB Series 2024	4.25%	07/15/54 (a)	400,000	392,060

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Dallas
Refunding RB Series 2021	4.00%	08/15/30 (a)	250,000	252,065
Sr Lien Special Tax RB (Dallas Fair Park) Series 2023	6.25%	08/15/53 (a)	250,000	250,612
El Paso Cnty Hospital District
GO Refunding Bonds Series 2017	5.00%	08/15/33 (a)	165,000	168,713
GO Refunding Bonds Series 2017	5.00%	08/15/35 (a)	200,000	204,031
Galveston
1st Lien RB Series 2023	5.25%	08/01/25	250,000	251,974
Garland
Electric Utility System Refunding RB Series 2023	4.25%	03/01/48 (a)	250,000	251,731
Garland ISD
ULT GO Bonds Series 2023A	5.00%	02/15/48 (a)(f)	250,000	271,757
Gonzales ISD
ULT GO Bonds Series 2024	5.00%	08/01/44 (a)(f)	250,000	277,029
Greater Texoma Utility Auth
RB Series 2024	5.00%	10/01/32	250,000	283,748
Gulf Coast IDA
RB (ExxonMobil) Series 2012	3.25%	11/01/41 (a)(c)	275,000	275,000
Harris Cnty
Toll Road 1st Lien Refunding RB Series 2024A	4.00%	08/15/49 (a)	400,000	398,439
Harris Cnty Hospital District
Sr Lien Refunding RB Series 2016	3.25%	02/15/42 (a)	195,000	167,455
Houston
GO Refunding Bonds Series 2024A	4.13%	03/01/51 (a)	250,000	250,373
Sub Lien Refunding RB Series 2021A	4.00%	07/01/46 (a)	250,000	245,184
Utility System 1st Lien Refunding RB Series 2024A	5.00%	11/15/41 (a)	250,000	279,001
Huntsville
Water & Wastewater System RB Series 2018	3.63%	08/15/43 (a)	230,000	224,707
Lubbock
Electric Light & Power System Refunding RB Series 2023	5.00%	04/15/37 (a)	300,000	337,382
Martin Cnty Hospital District
GO Refunding Bonds Series 2021	4.00%	04/01/36 (a)	280,000	284,574
Midland Cnty Texas Hospital District
Hospital RB Series 2024A	4.00%	05/15/44 (a)	250,000	247,363
Mission Economic Development Corp
Solid Waste Disposal RB (Waste Management Inc) Series 2020A	4.00%	05/01/46 (a)(d)	250,000	250,000
New Hope Cultural Educational Facilities Corp
Education RB (Beta Academy) Series 2019A	5.00%	08/15/49 (a)	500,000	493,675
Newark Higher Education Finance Corp
Education RB (Orenda) Series 2023A	4.25%	08/15/58 (a)(f)	200,000	202,351
Education RB (The Hughen Center Inc) Series 2024A	5.25%	08/15/44 (a)(f)	250,000	275,736
Education RB (The Hughen Center Inc) Series 2024A	4.13%	08/15/49 (a)(f)	250,000	252,943
Prosper ISD
ULT GO Bonds Series 2023	4.00%	02/15/53 (a)(f)	250,000	248,390
San Antonio
Electric & Gas System Refunding RB Series 2024C	5.00%	02/01/54 (a)	250,000	271,326
Electric & Gas Systems Refunding RB Series 2023B	4.00%	02/01/43 (a)	250,000	252,065
GO Bonds Series 2023	4.00%	02/01/43 (a)	250,000	252,516
Tarrant Regional Water District
Water Revenue & Refunding Bonds Series 2024	5.00%	03/01/42 (a)	500,000	559,328

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Terrell
Tax & Waterworks & Sewer System GO RB Series 2023C	4.50%	08/15/53 (a)	500,000	512,822
Texas Municipal Gas Corp III
Gas Supply Refunding RB Series 2021	5.00%	12/15/28 (f)	275,000	288,767
Texas Transportation Corp
Sr Lien RB (NTE Mobility Partners) Series 2023	5.50%	12/31/58 (a)	165,000	179,751
Univ of Houston
Refunding RB Series 2024A	4.00%	02/15/49 (a)	250,000	246,155
Univ of Texas
Financing System RB Series 2024B	4.00%	08/15/54 (a)	250,000	250,538
				11,273,986
UTAH 1.1%
Salt Lake City
Airport RB Series 2021A	5.00%	07/01/46 (a)	265,000	277,293
Airport RB Series 2023A	5.25%	07/01/40 (a)	250,000	275,470
Utah Board of Regents
General RB (Univ of Utah) Series 2022A	4.00%	08/01/51 (a)	250,000	250,064
				802,827
VIRGINIA 1.0%
IDA of Fairfax Cnty
Health Care RB (Inova Health System) Series 2024	4.13%	05/15/54 (a)	500,000	501,212
Lynchburg Economic Development Auth
Hospital Refunding RB (Centra Health) Series 2021	4.00%	01/01/40 (a)	270,000	272,410
				773,622
WASHINGTON 2.2%
Pasco Water & Sewer
Water & Sewer Refunding RB Series 2023A	5.00%	12/01/43 (a)	250,000	272,180
Port Vancouver
LT GO Bonds Series 2022A	5.00%	12/01/33 (a)	500,000	544,299
Skagit Cnty Hospital District No 1
Hospital RB Series 2024	5.50%	12/01/42 (a)	300,000	327,395
Three Rivers Regional Wastewater Auth
Wastewater RB Series 2024	4.00%	09/01/42 (a)	500,000	503,273
				1,647,147
WEST VIRGINIA 0.4%
West Virginia Hospital Finance Auth
Hospital Revenue & Refunding Bonds (Vandalia Health) Series 2023B	6.00%	09/01/53 (a)	250,000	283,458
WISCONSIN 1.9%
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2016A	4.00%	11/15/46 (a)	250,000	242,370
RB (Fort HealthCare Inc) Series 2024A	5.00%	10/01/40 (a)	300,000	324,112

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB (Fort HealthCare Inc) Series 2024A	5.00%	10/01/41 (a)	350,000	376,283
RB (Woodland Hill Sr Housing) Series 2014	5.25%	12/01/49 (a)	500,000	468,317
				1,411,082
Total Municipal Securities (Cost $73,039,513)				74,726,817
Total Investments in Securities (Cost $73,039,513)				74,726,817

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(c)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(d)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(e)	Zero coupon bond.
(f)	Credit-enhanced or liquidity-enhanced.
(g)
The underlying properties were sold and the bond trustee collected sales proceeds from the underlying properties. A substantial distribution to bond holders occurred on
April 14, 2023, with a residual distribution to be paid in 2025. Due to the sale of the underlying properties, accruals for interest were suspended. Previously, the securities were making semiannual distributions of variable amounts of cash flow. The residual distribution payment to be made to bond holders in 2025 consists of county tax levy deficit payments collected and to be collected by the bond trustee through the end of 2024 less trust operating, administration, and legal expenses in liquidating the trust.

(h)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).

CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
IDA —	Industrial development agency/authority
IRB —	Industrial revenue bond
ISD —	Independent school district
LT —	Limited tax
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SD —	School district
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$73,047,821	$—	$73,047,821
Minnesota	—	872,218	806,778	1,678,996
Total	$—	$73,920,039	$806,778	$74,726,817

[1]	As categorized in the Portfolio Holdings.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
INVESTMENT IN SECURITIES	VALUE AT August 31, 2024	GROSS TRANSFERS IN	GROSS TRANSFERS OUT	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT November 30, 2024
Municipal Securities
Minnesota	$806,778	$0	$0	$0	$0	$0	$0	$806,778
Total	$806,778	$0	$0	$0	$0	$0	$0	$806,778
The Level 3 securities held are valued utilizing an evaluated price from a third-party vendor pricing service using significant unobservable inputs. A significant change in third-party pricing information may result in a lower or higher value for Level 3 investments (see notes to portfolio holdings for additional information).

Schwab Municipal Bond Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.

Schwab Municipal Bond Funds
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of November 30, 2024, are disclosed in each fund’s Portfolio Holdings.
REG89446NOV24